UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 28, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Funds

Semiannual Report

February 28, 2017

Georgia    •    Maryland    •    Missouri    •    North Carolina     •    Oregon

    •    South Carolina     •    Virginia

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2017

Eaton Vance

Municipal Income Funds

Table of Contents

Performance and Fund Profile

Georgia Municipal Income Fund	2
Maryland Municipal Income Fund	3
Missouri Municipal Income Fund	4
North Carolina Municipal Income Fund	5
Oregon Municipal Income Fund	6
South Carolina Municipal Income Fund	7
Virginia Municipal Income Fund	8

Endnotes and Additional Disclosures	9

Fund Expenses	10

Financial Statements	14

Officers and Trustees	84

Important Notices	85

Eaton Vance

Georgia Municipal Income Fund

February 28, 2017

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	12/23/1991	–3.00%	0.27%	2.74%	2.87%
Class A with 4.75% Maximum Sales Charge	—	—	–7.59	–4.46	1.74	2.37
Class B at NAV	12/23/1991	12/23/1991	–3.39	–0.53	1.96	2.10
Class B with 5% Maximum Sales Charge	—	—	–8.17	–5.39	1.60	2.10
Class C at NAV	04/25/2006	12/23/1991	–3.39	–0.53	1.98	2.10
Class C with 1% Maximum Sales Charge	—	—	–4.34	–1.50	1.98	2.10
Class I at NAV	03/03/2008	12/23/1991	–3.00	0.36	2.92	3.07
Bloomberg Barclays Municipal Bond Index	—	—	–2.80%	0.25%	3.06%	4.27%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	–4.02	0.40	3.91	4.82

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.70%	1.46%	1.45%	0.50%

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			2.93%	2.24%	2.24%	3.11%
Taxable-Equivalent Distribution Rate			5.51	4.21	4.21	5.85
SEC 30-day Yield			1.58	0.92	0.92	1.86
Taxable-Equivalent SEC 30-day Yield			2.98	1.74	1.73	3.50

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Maryland Municipal Income Fund

February 28, 2017

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/10/1993	02/03/1992	–1.92%	0.52%	2.48%	3.06%
Class A with 4.75% Maximum Sales Charge	—	—	–6.62	–4.23	1.50	2.55
Class B at NAV	02/03/1992	02/03/1992	–2.30	–0.28	1.69	2.28
Class B with 5% Maximum Sales Charge	—	—	–7.13	–5.13	1.33	2.28
Class C at NAV	05/02/2006	02/03/1992	–2.30	–0.19	1.71	2.30
Class C with 1% Maximum Sales Charge	—	—	–3.27	–1.16	1.71	2.30
Class I at NAV	03/03/2008	02/03/1992	–1.81	0.72	2.67	3.26
Bloomberg Barclays Municipal Bond Index	—	—	–2.80%	0.25%	3.06%	4.27%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	–4.02	0.40	3.91	4.82

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.76%	1.51%	1.51%	0.56%
Net			0.74	1.49	1.49	0.54

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.14%	2.45%	2.45%	3.33%
Taxable-Equivalent Distribution Rate			5.89	4.59	4.59	6.24
SEC 30-day Yield			1.59	0.92	0.93	1.87
Taxable-Equivalent SEC 30-day Yield			2.97	1.72	1.74	3.51

% Total Leverage[5]
Residual Interest Bond (RIB) Financing						2.27%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Missouri Municipal Income Fund

February 28, 2017

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	05/01/1992	–2.70%	0.85%	2.95%	3.11%
Class A with 4.75% Maximum Sales Charge	—	—	–7.32	–3.94	1.94	2.60
Class B at NAV	05/01/1992	05/01/1992	–3.10	0.16	2.19	2.34
Class B with 5% Maximum Sales Charge	—	—	–7.88	–4.72	1.83	2.34
Class C at NAV	02/16/2006	05/01/1992	–3.10	0.15	2.19	2.34
Class C with 1% Maximum Sales Charge	—	—	–4.06	–0.82	2.19	2.34
Class I at NAV	08/03/2010	05/01/1992	–2.59	1.16	3.17	3.26
Bloomberg Barclays Municipal Bond Index	—	—	–2.80%	0.25%	3.06%	4.27%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	–4.02	0.40	3.91	4.82

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.71%	1.46%	1.46%	0.51%
Net			0.70	1.45	1.45	0.50

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.57%	2.88%	2.88%	3.75%
Taxable-Equivalent Distribution Rate			6.71	5.41	5.41	7.05
SEC 30-day Yield			1.81	1.15	1.15	2.09
Taxable-Equivalent SEC 30-day Yield			3.40	2.17	2.17	3.94

% Total Leverage[5]
RIB Financing						1.17%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

North Carolina Municipal Income Fund

February 28, 2017

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	10/23/1991	–2.93%	0.12%	2.86%	3.70%
Class A with 4.75% Maximum Sales Charge	—	—	–7.55	–4.62	1.86	3.20
Class B at NAV	10/23/1991	10/23/1991	–3.27	–0.61	2.10	2.93
Class B with 5% Maximum Sales Charge	—	—	–8.05	–5.46	1.74	2.93
Class C at NAV	05/02/2006	10/23/1991	–3.27	–0.62	2.09	2.94
Class C with 1% Maximum Sales Charge	—	—	–4.23	–1.59	2.09	2.94
Class I at NAV	03/03/2008	10/23/1991	–2.82	0.32	3.04	3.91
Bloomberg Barclays Municipal Bond Index	—	—	–2.80%	0.25%	3.06%	4.27%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	–4.02	0.40	3.91	4.82

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.77%	1.52%	1.52%	0.57%
Net			0.70	1.45	1.45	0.50

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.32%	2.63%	2.63%	3.50%
Taxable-Equivalent Distribution Rate			6.21	4.92	4.92	6.54
SEC 30-day Yield			1.47	0.80	0.80	1.74
Taxable-Equivalent SEC 30-day Yield			2.75	1.50	1.50	3.25

% Total Leverage[5]
RIB Financing						6.40%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

Oregon Municipal Income Fund

February 28, 2017

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/28/1993	12/24/1991	–2.52%	1.42%	1.95%	3.20%
Class A with 4.75% Maximum Sales Charge	—	—	–7.16	–3.41	0.98	2.71
Class B at NAV	12/24/1991	12/24/1991	–2.82	0.64	1.21	2.43
Class B with 5% Maximum Sales Charge	—	—	–7.61	–4.26	0.86	2.43
Class C at NAV	03/02/2006	12/24/1991	–2.82	0.64	1.21	2.43
Class C with 1% Maximum Sales Charge	—	—	–3.78	–0.34	1.21	2.43
Class I at NAV	08/03/2010	12/24/1991	–2.42	1.51	2.16	3.32
Bloomberg Barclays Municipal Bond Index	—	—	–2.80%	0.25%	3.06%	4.27%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	–4.02	0.40	3.91	4.82

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.75%	1.50%	1.50%	0.55%
Net			0.70	1.45	1.45	0.50

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.64%	2.95%	2.95%	3.83%
Taxable-Equivalent Distribution Rate			7.14	5.78	5.78	7.51
SEC 30-day Yield			2.00	1.36	1.36	2.30
Taxable-Equivalent SEC 30-day Yield			3.92	2.66	2.67	4.51

% Total Leverage[5]
RIB Financing						5.29%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

South Carolina Municipal Income Fund

February 28, 2017

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	02/14/1994	10/02/1992	–2.88%	0.64%	2.88%	3.09%
Class A with 4.75% Maximum Sales Charge	—	—	–7.50	–4.14	1.88	2.59
Class B at NAV	10/02/1992	10/02/1992	–3.19	–0.06	2.10	2.33
Class B with 5% Maximum Sales Charge	—	—	–7.97	–4.94	1.75	2.33
Class C at NAV	01/12/2006	10/02/1992	–3.19	–0.06	2.10	2.33
Class C with 1% Maximum Sales Charge	—	—	–4.14	–1.04	2.10	2.33
Class I at NAV	03/03/2008	10/02/1992	–2.78	0.85	3.08	3.28
Bloomberg Barclays Municipal Bond Index	—	—	–2.80%	0.25%	3.06%	4.27%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	–4.02	0.40	3.91	4.82

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.73%	1.48%	1.48%	0.53%
Net			0.69	1.44	1.44	0.49

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.12%	2.43%	2.43%	3.30%
Taxable-Equivalent Distribution Rate			5.93	4.62	4.62	6.27
SEC 30-day Yield			1.71	1.06	1.06	2.00
Taxable-Equivalent SEC 30-day Yield			3.26	2.01	2.01	3.80

% Total Leverage[5]
RIB Financing						6.34%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

7

Eaton Vance

Virginia Municipal Income Fund

February 28, 2017

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/17/1993	07/26/1991	–1.75%	1.35%	2.60%	2.07%
Class A with 4.75% Maximum Sales Charge	—	—	–6.41	–3.52	1.62	1.58
Class B at NAV	07/26/1991	07/26/1991	–2.10	0.59	1.85	1.31
Class B with 5% Maximum Sales Charge	—	—	–6.93	–4.30	1.50	1.31
Class C at NAV	02/08/2006	07/26/1991	–2.21	0.58	1.83	1.30
Class C with 1% Maximum Sales Charge	—	—	–3.18	–0.39	1.83	1.30
Class I at NAV	03/03/2008	07/26/1991	–1.65	1.56	2.81	2.27
Bloomberg Barclays Municipal Bond Index	—	—	–2.80%	0.25%	3.06%	4.27%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	–4.02	0.40	3.91	4.82

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.76%	1.51%	1.51%	0.56%
Net			0.71	1.46	1.46	0.51

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.50%	2.81%	2.81%	3.68%
Taxable-Equivalent Distribution Rate			6.56	5.27	5.27	6.90
SEC 30-day Yield			1.61	0.94	0.95	1.89
Taxable-Equivalent SEC 30-day Yield			3.01	1.77	1.77	3.54

% Total Leverage[5]
RIB Financing						4.03%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

Municipal Income Funds

February 28, 2017

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

9

Eaton Vance

Municipal Income Funds

February 28, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 – February 28, 2017).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Georgia Municipal Income Fund

	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period* (9/1/16 – 2/28/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$970.00	$3.52	0.72%
Class B	$1,000.00	$966.10	$7.17	1.47%
Class C	$1,000.00	$966.10	$7.17	1.47%
Class I	$1,000.00	$970.00	$2.54	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.61	0.72%
Class B	$1,000.00	$1,017.50	$7.35	1.47%
Class C	$1,000.00	$1,017.50	$7.35	1.47%
Class I	$1,000.00	$1,022.20	$2.61	0.52%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2016.

10

Eaton Vance

Municipal Income Funds

February 28, 2017

Fund Expenses — continued

Eaton Vance Maryland Municipal Income Fund

	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period* (9/1/16 – 2/28/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$980.80	$3.83	0.78%
Class B	$1,000.00	$977.00	$7.50	1.53%
Class C	$1,000.00	$977.00	$7.50	1.53%
Class I	$1,000.00	$981.90	$2.85	0.58%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$3.91	0.78%
Class B	$1,000.00	$1,017.20	$7.65	1.53%
Class C	$1,000.00	$1,017.20	$7.65	1.53%
Class I	$1,000.00	$1,021.90	$2.91	0.58%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2016.

Eaton Vance Missouri Municipal Income Fund

	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period* (9/1/16 – 2/28/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$973.00	$3.57	0.73%
Class B	$1,000.00	$969.00	$7.23	1.48%
Class C	$1,000.00	$969.00	$7.23	1.48%
Class I	$1,000.00	$974.10	$2.59	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.66	0.73%
Class B	$1,000.00	$1,017.50	$7.40	1.48%
Class C	$1,000.00	$1,017.50	$7.40	1.48%
Class I	$1,000.00	$1,022.20	$2.66	0.53%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2016.

11

Eaton Vance

Municipal Income Funds

February 28, 2017

Fund Expenses — continued

Eaton Vance North Carolina Municipal Income Fund

	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period* (9/1/16 – 2/28/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$970.70	$3.91	0.80%
Class B	$1,000.00	$967.30	$7.56	1.55%
Class C	$1,000.00	$967.30	$7.56	1.55%
Class I	$1,000.00	$971.80	$2.93	0.60%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.01	0.80%
Class B	$1,000.00	$1,017.10	$7.75	1.55%
Class C	$1,000.00	$1,017.10	$7.75	1.55%
Class I	$1,000.00	$1,021.80	$3.01	0.60%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2016.

Eaton Vance Oregon Municipal Income Fund

	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period* (9/1/16 – 2/28/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$974.80	$3.82	0.78%
Class B	$1,000.00	$971.80	$7.48	1.53%
Class C	$1,000.00	$971.80	$7.48	1.53%
Class I	$1,000.00	$975.80	$2.84	0.58%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$3.91	0.78%
Class B	$1,000.00	$1,017.20	$7.65	1.53%
Class C	$1,000.00	$1,017.20	$7.65	1.53%
Class I	$1,000.00	$1,021.90	$2.91	0.58%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2016.

12

Eaton Vance

Municipal Income Funds

February 28, 2017

Fund Expenses — continued

Eaton Vance South Carolina Municipal Income Fund

	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period* (9/1/16 – 2/28/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$971.20	$3.81	0.78%
Class B	$1,000.00	$968.10	$7.47	1.53%
Class C	$1,000.00	$968.10	$7.47	1.53%
Class I	$1,000.00	$972.20	$2.84	0.58%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$3.91	0.78%
Class B	$1,000.00	$1,017.20	$7.65	1.53%
Class C	$1,000.00	$1,017.20	$7.65	1.53%
Class I	$1,000.00	$1,021.90	$2.91	0.58%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2016.

Eaton Vance Virginia Municipal Income Fund

	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period* (9/1/16 – 2/28/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$982.50	$3.78	0.77%
Class B	$1,000.00	$979.00	$7.46	1.52%
Class C	$1,000.00	$977.90	$7.45	1.52%
Class I	$1,000.00	$983.50	$2.80	0.57%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.86	0.77%
Class B	$1,000.00	$1,017.30	$7.60	1.52%
Class C	$1,000.00	$1,017.30	$7.60	1.52%
Class I	$1,000.00	$1,022.00	$2.86	0.57%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2016.

13

Eaton Vance

Georgia Municipal Income Fund

February 28, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 97.0%

Security	Principal Amount (000’s omitted)	Value

Education — 6.0%
Atlanta Development Authority, Educational Facilities, Prerefunded to 7/1/17, 4.75%, 7/1/27	$600	$608,442
Fulton County Development Authority, (Georgia Tech Foundation Campus Recreation Center Project), 5.00%, 11/1/30	750	841,898
Fulton County Development Authority, (Georgia Tech Foundation Technology Square Project), 5.00%, 11/1/30	750	844,095
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 10/1/31	245	289,379
Unified Government of Athens-Clarke County Development Authority, (UGAREF Central Precinct, LLC), 5.00%, 6/15/31	1,700	1,978,494

		$4,562,308

Electric Utilities — 1.4%
Burke County Development Authority, (Oglethorpe Power Corp.), 5.50%, 1/1/33	$1,000	$1,032,450

		$1,032,450

Escrowed / Prerefunded — 8.8%
Floyd County Hospital Authority, (Floyd Health Medical Center), Prerefunded to 7/1/19, 5.25%, 7/1/29	$750	$822,660
Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	800	1,009,360
Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), Prerefunded to 2/15/20, 5.00%, 2/15/33	1,335	1,481,663
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), Prerefunded to 8/1/18, 5.625%, 8/1/34	675	720,401
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	205	229,465
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	220	246,998
Lincoln County School District, Prerefunded to 4/1/19, 5.50%, 4/1/37	1,000	1,093,350
Unified Government of Athens-Clarke County, Water and Sewerage Revenue, Prerefunded to 1/1/19, 5.50%, 1/1/38	1,000	1,082,860

		$6,686,757

General Obligations — 21.0%
Cherokee County School System, 5.00%, 2/1/29	$1,000	$1,168,130
Columbia County, 5.00%, 4/1/23	450	534,591
Columbia County, 5.00%, 1/1/28	1,000	1,221,770
DeKalb County, (Special Transportation, Parks and Greenspace and Libraries Tax District), 5.00%, 12/1/27	1,000	1,208,990

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Downtown Savannah Authority, 4.00%, 8/1/25	$2,495	$2,807,474
Forsyth County, 5.00%, 3/1/28	1,000	1,191,630
Forsyth County Public Facilities Authority, (Forsyth County School District), 4.00%, 2/1/30	750	810,772
Forsyth County Public Facilities Authority, (Forsyth County School District), 4.00%, 2/1/31	290	312,083
Fulton County, 5.00%, 7/1/31	1,000	1,200,300
Georgia, 2.00%, 8/1/27	315	298,926
Georgia, 5.00%, 2/1/28	1,500	1,785,255
Jefferson City School District, 5.25%, 2/1/33	1,500	1,677,840
Lagrange-Troup County Hospital Authority, (West Georgia Health Foundation, Inc.), 5.50%, 7/1/38	500	523,585
Valdosta School System, 5.00%, 2/1/28	1,000	1,187,850

		$15,929,196

Hospital — 13.3%
Carroll City-County Hospital Authority, (Tanner Medical Center, Inc.), 5.00%, 7/1/29	$500	$585,600
Cedartown Polk County Hospital Authority, (Polk Medical Center), 5.00%, 7/1/39	850	910,197
DeKalb County Hospital Authority, (DeKalb Medical Center), 6.125%, 9/1/40	1,000	1,096,340
Fulton County Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	1,000	1,083,750
Fulton County Development Authority, (Piedmont Healthcare, Inc.), 5.00%, 7/1/32	1,500	1,697,055
Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/37	1,000	1,110,140
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 5.00%, 8/1/28	650	724,860
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 5.625%, 8/1/34	75	78,335
Macon-Bibb County Hospital Authority, (The Medical Center of Central Georgia), 5.00%, 8/1/35	1,000	1,059,660
Richmond County Hospital Authority, (University Health Services, Inc.), 5.00%, 1/1/31	1,000	1,142,580
Savannah Hospital Authority, (St. Joseph’s/Candler Health System, Inc.), 5.50%, 7/1/30	500	579,815

		$10,068,332

Industrial Development Revenue — 3.1%
Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,369,640

		$2,369,640

14	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 1.6%
Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGM), 5.25%, 6/15/27	$1,125	$1,229,423

		$1,229,423

Insured – Electric Utilities — 5.6%
Griffin, Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	$1,000	$1,122,340
Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,221,647
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	980	1,036,575
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	550	572,935
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	300	311,112

		$4,264,609

Insured – Escrowed / Prerefunded — 3.8%
Douglasville-Douglas County, Water and Sewer Authority, (NPFG), Prerefunded to 6/1/17, 5.00%, 6/1/37	$750	$758,430
Georgia Higher Education Facilities Authority, (USG Real Estate Foundation I, LLC), (AGC), Prerefunded to 6/15/18, 5.625%, 6/15/38	1,000	1,061,390
Walton County, Water and Sewer Authority, (AGM), Prerefunded to 2/1/18, 5.00%, 2/1/33	1,000	1,038,810

		$2,858,630

Insured – General Obligations — 1.8%
Coweta County, Water and Sewerage Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,383,576

		$1,383,576

Insured – Hospital — 2.5%
Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), 5.50%, 4/1/37	$1,750	$1,904,140

		$1,904,140

Insured – Lease Revenue / Certificates of Participation — 3.3%
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	$1,326	$1,443,828
Georgia Municipal Association, Inc., Certificates of Participation, (Riverdale), (AGC), 5.375%, 5/1/32	1,000	1,075,240

		$2,519,068

Insured – Special Tax Revenue — 1.2%
Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	$310	$337,804
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	545	574,370

		$912,174

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 4.1%
Brunswick-Glynn County Joint Water and Sewer Commission, (AGM), 5.00%, 6/1/33	$500	$544,980
DeKalb County, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,923,089
Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/25	500	601,135

		$3,069,204

Other Revenue — 2.6%
Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	$750	$847,575
Sandy Springs Public Facilities Authority, (City Center Project), 5.00%, 5/1/35	1,000	1,157,600

		$2,005,175

Senior Living / Life Care — 1.5%
Gainesville and Hall County Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	$500	$553,900
Savannah Economic Development Authority, (Marshes of Skidaway Island), 6.00%, 1/1/24	515	565,104

		$1,119,004

Special Tax Revenue — 4.1%
Atlanta Development Authority, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	$750	$865,035
Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/33	415	442,498
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	570	411,226
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	260	188,204
Unified Government of Athens-Clarke County Development Authority, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,194,826

		$3,101,789

Transportation — 2.6%
Atlanta, Airport Revenue, 5.00%, 1/1/31	$1,000	$1,145,460
Atlanta, Airport Revenue, 5.00%, 1/1/35	750	813,570

		$1,959,030

Water and Sewer — 8.7%
Atlanta, Water and Wastewater Revenue, 5.25%, 11/1/30	$1,000	$1,163,610
Cobb County-Marietta Water Authority, 5.00%, 11/1/28	375	450,604
Columbus, Water and Sewerage Revenue, 5.00%, 5/1/33	500	568,595
Columbus, Water and Sewerage Revenue, 5.00%, 5/1/36	250	288,315

15	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Forsyth County Water and Sewerage Authority, 5.00%, 4/1/27	$1,100	$1,285,075
Fulton County, Water and Sewer Revenue, 5.00%, 1/1/33	1,500	1,684,380
Unified Government of Athens-Clarke County, Water and Sewerage Revenue, 5.00%, 1/1/29	1,000	1,165,370

		$6,605,949

Total Tax-Exempt Investments — 97.0% (identified cost $70,081,766)		$73,580,454

Other Assets, Less Liabilities — 3.0%		$2,265,337

Net Assets — 100.0%		$75,845,791

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2017, 24.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.9% to 9.8% of total investments.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	15	Short	Jun-17	$(2,279,269)	$(2,274,844)	$4,425

						$4,425

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.

16	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

February 28, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 100.4%

Security	Principal Amount (000’s omitted)	Value

Education — 7.8%
Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	$1,000	$1,103,710
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/37	1,650	1,886,973
Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	990	1,001,157
University System of Maryland, 4.00%, 4/1/34	1,000	1,063,180

		$5,055,020

Electric Utilities — 0.8%
Maryland Economic Development Corp., (Constellation Energy Group, Inc.), 2.55% to 6/1/20 (Put Date), 12/1/25	$500	$497,045

		$497,045

Escrowed / Prerefunded — 14.0%
Anne Arundel County, Water and Sewer Construction, Prerefunded to 4/1/18, 4.50%, 4/1/29	$1,140	$1,185,999
Baltimore County, (Metropolitan District), Prerefunded to 2/1/18, 5.00%, 2/1/31	2,000	2,078,000
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	470	554,313
Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), Prerefunded to 6/1/17, 5.00%, 6/1/36	510	515,748
Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), Prerefunded to 1/1/18, 5.75%, 1/1/38	750	781,132
Prince George’s County Housing Authority, Prerefunded to 7/15/17, 5.00%, 7/15/23	2,235	2,272,481
University of Maryland, Auxiliary Facility and Tuition Revenue, Prerefunded to 4/1/21, 5.00%, 4/1/28	1,425	1,633,207

		$9,020,880

General Obligations — 11.5%
Baltimore, 4.00%, 10/15/25	$1,350	$1,473,444
Baltimore, 5.00%, 10/15/27	750	868,823
Maryland, 5.00%, 11/1/19	2,000	2,209,100
Maryland, 5.00%, 8/1/24	1,000	1,168,860
Montgomery County, 5.00%, 11/1/29	1,450	1,730,705

		$7,450,932

Security	Principal Amount (000’s omitted)	Value

Hospital — 21.0%
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health Care Services, Inc.), 5.00%, 7/1/32	$1,000	$1,047,870
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 7/1/33	1,000	1,102,150
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), Prerefunded to 5/15/20, 5.00%, 5/15/40	2,000	2,239,900
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), 5.00%, 7/1/47	750	833,895
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), 5.00%, 8/15/31	2,000	2,240,840
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), Series B, 5.00%, 8/15/38	1,000	1,092,130
Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,086,670
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/39	1,000	1,082,190
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,150,990
Montgomery County, (Trinity Health Corp.), 5.00%, 12/1/45	1,500	1,665,270

		$13,541,905

Housing — 4.6%
Howard County Housing Commission, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$1,113,520
Maryland Community Development Administration, (AMT), 5.10%, 9/1/37	870	872,845
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/37	1,000	1,003,070

		$2,989,435

Industrial Development Revenue — 1.3%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	$675	$676,397
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	145	145,390

		$821,787

Insured – Education — 1.7%
Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$985	$1,064,755

		$1,064,755

Insured – Escrowed / Prerefunded — 5.7%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,145	$3,693,488

		$3,693,488

17	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 5.4%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$3,483,664

		$3,483,664

Insured – Housing — 0.4%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 5.00%, 6/1/35	$250	$283,230

		$283,230

Insured – Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$1,305	$238,515

		$238,515

Insured – Transportation — 5.5%
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36	$1,400	$1,464,442
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	2,000	2,092,060

		$3,556,502

Insured – Water and Sewer — 2.7%
Baltimore, (Wastewater Projects), (NPFG), 5.00%, 7/1/22	$875	$962,623
Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	700	750,232

		$1,712,855

Other Revenue — 3.5%
Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), 5.00%, 3/1/23	$2,000	$2,262,240

		$2,262,240

Senior Living / Life Care — 2.9%
Howard County, (Vantage House), 5.00%, 4/1/26	$1,285	$1,325,195
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	551,015

		$1,876,210

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 3.7%
Maryland Department of Transportation, Prerefunded to 2/15/18, 5.00%, 2/15/23	$1,000	$1,040,200
Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	1,000	1,075,990
Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	250	265,895

		$2,382,085

Transportation — 7.5%
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/51	$1,000	$1,065,000
Maryland Transportation Authority, 4.00%, 7/1/27	1,000	1,075,070
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	2,500	2,689,775

		$4,829,845

Total Tax-Exempt Investments — 100.4% (identified cost $62,112,369)		$64,760,393

Other Assets, Less Liabilities — (0.4)%		$(248,710)

Net Assets — 100.0%		$64,511,683

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2017, 21.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 4.7% to 11.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	25	Short	Jun-17	$(3,798,781)	$(3,791,406)	$7,375

						$7,375

18	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.

19	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

February 28, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 98.1%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.0%(1)
Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue, (Revolving Funds Program), 5.00%, 7/1/30	$30	$33,394

		$33,394

Education — 3.7%
Missouri Health and Educational Facilities Authority, (St. Louis University), 5.00%, 10/1/38	$500	$563,125
Missouri Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	1,000	1,107,430
Missouri Health and Educational Facilities Authority, (Washington University), (SPA: Wells Fargo Bank, N.A.), 0.57%, 9/1/30(2)	1,000	1,000,000

		$2,670,555

Electric Utilities — 3.1%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/34	$1,000	$1,107,830
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/31	1,000	1,134,330

		$2,242,160

Escrowed / Prerefunded — 14.6%
Curators of the University of Missouri System Facilities Revenue, Prerefunded to 11/1/17, 5.00%, 11/1/33	$2,000	$2,057,840
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	270	302,222
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	331,202
Kansas City, Tax Increment Revenue, (Maincor Project), Escrowed to Maturity, 5.25%, 3/1/18	195	200,047
Missouri Development Finance Board, Cultural Facilities, (Kauffman Center), Prerefunded to 6/1/17, 4.75%, 6/1/37	1,500	1,516,095
Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue, (Revolving Funds Program), Prerefunded to 1/1/21, 5.00%, 7/1/30	970	1,104,054
Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), Prerefunded to 5/15/19, 5.625%, 5/15/39	830	912,303
Missouri Health and Educational Facilities Authority, (Washington University), Prerefunded to 3/15/18, 5.375%, 3/15/39	1,500	1,571,355
Missouri Health and Educational Facilities Authority, (Washington University), Prerefunded to 3/15/18, 5.375%, 3/15/39(3)	1,275	1,335,652

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Wentzville R-IV School District, Prerefunded to 3/1/19, 0.00%, 3/1/28	$1,975	$1,116,092

		$10,446,862

General Obligations — 17.4%
Columbia School District, 5.00%, 3/1/31	$1,000	$1,108,300
Hazelwood School District, (Direct Deposit Program), 5.00%, 3/1/33	1,000	1,126,780
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	1,000	1,098,190
Independence School District, (Direct Deposit Program), 5.00%, 3/1/30	1,000	1,110,070
Kansas City, 4.75%, 2/1/25	1,000	1,032,550
Lake Ozark Osage School, (School Building), 5.00%, 3/1/34	1,000	1,117,530
Liberty Public School District No. 53, Clay County, 5.00%, 3/1/28	1,000	1,039,930
Reorganized School District No. 7 of Jackson County, 5.00%, 3/1/28	1,000	1,039,930
Springfield School District No. R-12, (Direct Deposit Program), 5.00%, 3/1/33	1,000	1,126,780
University City School District, 0.00%, 2/15/32	1,000	605,500
University City School District, 0.00%, 2/15/33	1,000	580,050
Wentzville R-IV School District, 0.00%, 3/1/27	1,250	940,700
Wentzville R-IV School District, 0.00%, 3/1/28	1,025	573,026

		$12,499,336

Hospital — 12.7%
Boone County, (Boone Hospital Center), 4.00%, 8/1/38	$1,000	$981,610
Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/37	1,000	1,067,460
Missouri Health and Educational Facilities Authority, (BJC Health System), 4.15%, 1/1/32	1,000	1,052,640
Missouri Health and Educational Facilities Authority, (BJC Health System), 5.00%, 1/1/30	1,000	1,133,410
Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.625%, 5/15/39	170	183,620
Missouri Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,079,140
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 4.00%, 11/15/33	2,000	2,046,400
Missouri Health and Educational Facilities Authority, (SSM Health Care), Prerefunded to 6/1/18, 5.00%, 6/1/36	1,000	1,028,230
Saline County Industrial Development Authority, (John Fitzgibbon Memorial Hospital), 5.60%, 12/1/28	500	542,425

		$9,114,935

20	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing — 0.5%
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	$70	$72,182
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	235	248,230

		$320,412

Industrial Development Revenue — 2.6%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,540	$1,833,971

		$1,833,971

Insured – Electric Utilities — 1.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$950	$1,004,844
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	280	291,676

		$1,296,520

Insured – Escrowed / Prerefunded — 8.9%
Metropolitan Saint Louis Sewer District, (NPFG), Prerefunded to 5/1/17, 5.00%, 5/1/36	$1,000	$1,007,740
Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	3,590	3,393,950
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), (AGM), Prerefunded to 11/15/18, 5.50%, 11/15/28	1,850	1,994,393

		$6,396,083

Insured – General Obligations — 3.0%
Puerto Rico, (AGM), 5.00%, 7/1/35	$1,000	$1,023,920
Saint Charles County, Francis Howell School District, (NPFG), 5.25%, 3/1/21	1,000	1,152,960

		$2,176,880

Insured – Hospital — 2.9%
Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$2,250	$2,085,997

		$2,085,997

Insured – Lease Revenue / Certificates of Participation — 5.4%
Jackson County, Leasehold Revenue, (Truman Sports Complex), (AMBAC), 0.00%, 12/1/20	$1,000	$918,910
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,170	1,601,699
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	2,105	1,317,982

		$3,838,591

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 5.9%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,355	$2,884,027
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,280	636,878
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,725	680,818

		$4,201,723

Insured – Transportation — 3.3%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,060	$1,126,409
Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,217,680

		$2,344,089

Senior Living / Life Care — 5.6%
Lee’s Summit Industrial Development Authority, Senior Living Facilities, (John Knox Village), 5.125%, 8/15/32	$925	$931,345
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	500	516,705
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/35	1,000	1,052,910
Saint Louis County Industrial Development Authority, (Friendship Village of West County), Series A, 5.50%, 9/1/28	1,000	1,006,070
Saint Louis County Industrial Development Authority, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	500	491,600

		$3,998,630

Special Tax Revenue — 0.5%
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	$530	$382,369

		$382,369

Water and Sewer — 6.2%
Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	$1,100	$1,173,172
Kansas City, Water Revenue, 5.25%, 12/1/32	1,465	1,560,166
Metropolitan Saint Louis Sewer District, 5.00%, 5/1/30	1,000	1,145,880
Metropolitan Saint Louis Sewer District, 5.00%, 5/1/36	500	579,230

		$4,458,448

Total Tax-Exempt Investments — 98.1% (identified cost $65,900,889)		$70,340,955

Other Assets, Less Liabilities — 1.9%		$1,363,810

Net Assets — 100.0%		$71,704,765

21	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2017, 31.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 16.3% of total investments.

(1)	Amount is less than 0.05%.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, represents the rate in effect at February 28, 2017.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Interest Rate Futures
U.S. 10-Year Treasury Note	29	Short	Jun-17	$(3,602,516)	$(3,612,766)	$(10,250)
U.S. Long Treasury Bond	6	Short	Jun-17	(911,707)	(909,937)	1,770

						$(8,480)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
GNMA	–	Government National Mortgage Association
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue
SPA	–	Standby Bond Purchase Agreement

22	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

February 28, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 103.3%

Security	Principal Amount (000’s omitted)	Value

Education — 6.4%
Appalachian State University, 5.00%, 10/1/25	$400	$484,884
Appalachian State University, 5.00%, 10/1/26	225	271,046
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/25	365	417,787
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/41	2,000	2,291,140
North Carolina State University at Raleigh, 5.00%, 10/1/42	1,140	1,287,778
University of North Carolina at Charlotte, 5.00%, 4/1/32	1,250	1,401,050
University of North Carolina at Greensboro, 5.00%, 4/1/26	660	772,807
University of North Carolina at Greensboro, 5.00%, 4/1/31	1,020	1,146,368

		$8,072,860

Electric Utilities — 3.6%
North Carolina Eastern Municipal Power Agency, Prerefunded to 1/1/19, 6.75%, 1/1/24	$2,000	$2,210,460
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/30	355	377,212
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/31	885	981,438
North Carolina Municipal Power Agency No. 1, (Catawba), Prerefunded to 1/1/19, 5.00%, 1/1/30	875	938,368

		$4,507,478

Escrowed / Prerefunded — 23.1%
Cabarrus County Certificates of Participation, Prerefunded to 6/1/18, 5.00%, 6/1/29	$1,550	$1,631,328
Cabarrus County Certificates of Participation, Prerefunded to 6/1/18, 5.25%, 6/1/28	1,400	1,477,826
Cape Fear Public Utility Authority, Water and Sewer System, Prerefunded to 8/1/18, 5.00%, 8/1/35	2,505	2,652,945
Cary, Combined Enterprise System Revenue, Prerefunded to 12/1/17, 5.00%, 12/1/33	2,000	2,064,740
Durham County Certificates of Participation, Prerefunded to 6/1/19, 5.00%, 6/1/31	1,000	1,088,220
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 4/1/19, 5.00%, 10/1/38(1)	5,000	5,417,300
North Carolina Capital Facilities Finance Agency, (Wake Forest University), Prerefunded to 1/1/19, 5.00%, 1/1/38	2,450	2,631,153
North Carolina Medical Care Commission, (Duke University Health System), Series 2009A, Prerefunded to 6/1/19, 5.00%, 6/1/42	2,295	2,498,544
North Carolina Medical Care Commission, (Mission Health System, Inc.), Prerefunded to 10/1/17, 5.00%, 10/1/25	2,000	2,050,920
North Carolina Medical Care Commission, (Mission Health System, Inc.), Prerefunded to 10/1/17, 5.00%, 10/1/36	305	312,765

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
North Carolina Medical Care Commission, (University Health Systems of Eastern Carolina), Prerefunded to 12/1/18, 6.25%, 12/1/33	$2,500	$2,728,900
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series N, 0.00%, 7/1/17	405	404,089
Wake County, Prerefunded to 6/1/19, 5.00%, 6/1/36	1,000	1,088,930
Winston-Salem, Water and Sewer System, Prerefunded to 6/1/19, 5.00%, 6/1/34	1,000	1,088,220
Winston-Salem, Water and Sewer System, Prerefunded to 6/1/19, 5.00%, 6/1/39	2,000	2,176,440

		$29,312,320

General Obligations — 4.2%
Dare County Limited Obligation Bonds, 5.00%, 6/1/20	$340	$378,998
Dare County Limited Obligation Bonds, 5.00%, 6/1/21	245	279,604
Dare County Limited Obligation Bonds, 5.00%, 6/1/22	450	521,482
Davidson County, 5.00%, 6/1/24	600	720,318
Greensboro, 5.00%, 2/1/27	650	767,858
North Carolina, 5.00%, 6/1/22	500	587,495
Winston-Salem, 4.00%, 6/1/29	1,925	2,121,273

		$5,377,028

Hospital — 15.2%
North Carolina Medical Care Commission, (Cape Fear Valley Health System), 5.00%, 10/1/32	$2,000	$2,156,360
North Carolina Medical Care Commission, (Duke University Health System), 4.00%, 6/1/42	1,000	1,029,620
North Carolina Medical Care Commission, (Duke University Health System), 5.00%, 6/1/26	1,150	1,391,213
North Carolina Medical Care Commission, (Duke University Health System), Series 2012A, 5.00%, 6/1/42	1,250	1,382,900
North Carolina Medical Care Commission, (Mission Health System, Inc.), 5.00%, 10/1/36	520	528,689
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29	3,100	3,388,362
North Carolina Medical Care Commission, (Novant Health Obligated Group), Series A, 4.75%, 11/1/43	1,000	1,040,260
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/32	1,000	1,133,960
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), Series A, 5.00%, 7/1/30	910	980,352
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	1,645	1,760,035
North Carolina Medical Care Commission, (Vidant Health), 5.00%, 6/1/31	2,000	2,248,540
North Carolina Medical Care Commission, (WakeMed), 5.00%, 10/1/31	2,000	2,209,880

		$19,250,171

23	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing — 1.1%
Charlotte Housing Authority, (South Oaks Crossing Apartments), MFMR, (GNMA), (AMT), 4.60%, 8/20/26	$1,375	$1,376,650

		$1,376,650

Industrial Development Revenue — 0.7%
Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$750	$829,680

		$829,680

Insured – Education — 0.1%
University of North Carolina, (AGC), 5.00%, 10/1/33	$155	$163,184

		$163,184

Insured – Electric Utilities — 1.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,740	$1,812,558
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	600	622,224

		$2,434,782

Insured – Escrowed / Prerefunded — 8.6%
Johnston Memorial Hospital Authority, (AGM), Prerefunded to 4/1/18, 5.25%, 10/1/36(1)	$6,560	$6,871,469
Monroe, Certificates of Participation, (AGC), Prerefunded to 3/1/19, 5.50%, 3/1/39	1,000	1,089,330
Monroe, Combined Enterprise System Revenue, (AGC), Prerefunded to 3/1/18, 5.00%, 3/1/33	1,950	2,032,095
University of North Carolina, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/33	895	953,220

		$10,946,114

Insured – General Obligations — 0.2%
Puerto Rico, (NPFG), 5.50%, 7/1/20	$285	$301,892

		$301,892

Insured – Lease Revenue / Certificates of Participation — 1.2%
Franklin County, Certificates of Participation, (NPFG), Prerefunded to 9/1/17, 5.00%, 9/1/27	$1,500	$1,532,970

		$1,532,970

Insured – Special Tax Revenue — 0.5%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$579,222

		$579,222

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 4.4%
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	$6,500	$3,187,210
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.375%, 1/1/26	1,000	1,067,270
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,300	1,381,445

		$5,635,925

Lease Revenue / Certificates of Participation — 14.4%
Buncombe County, 5.00%, 6/1/29	$750	$870,225
Buncombe County, 5.00%, 6/1/31	1,000	1,151,350
Cabarrus County Limited Obligation Bonds, 5.00%, 4/1/29	1,000	1,183,870
Cabarrus County Limited Obligation Bonds, 5.00%, 4/1/30	1,000	1,176,360
Davidson County Limited Obligation Bonds, 5.00%, 6/1/31	2,010	2,352,263
Durham Capital Financing Corp., 5.00%, 6/1/32	1,700	1,915,883
Durham Capital Financing Corp., 5.00%, 6/1/38	1,000	1,126,060
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/31	1,000	1,116,860
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/36	1,750	1,945,282
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	1,000	1,124,140
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	1,000	1,112,100
Raleigh Limited Obligation Bonds, 5.00%, 2/1/27	1,000	1,201,950
Watauga Public Facilities Corp., 5.00%, 6/1/27	1,000	1,124,050
Winston-Salem, 5.00%, 6/1/27	750	878,895

		$18,279,288

Other Revenue — 1.9%
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	$1,000	$1,181,080
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,035	1,233,203

		$2,414,283

Senior Living / Life Care — 1.8%
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$2,000	$2,221,760

		$2,221,760

24	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Solid Waste — 0.9%
Mecklenburg County, Special Obligation, 5.00%, 1/1/26	$1,000	$1,120,220

		$1,120,220

Transportation — 3.4%
Charlotte Airport, 5.50%, 7/1/34	$535	$592,844
Charlotte Airport, (AMT), 5.00%, 7/1/36	1,500	1,599,165
Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,094,450
North Carolina Ports Authority, 5.25%, 2/1/40	1,000	1,086,410

		$4,372,869

Water and Sewer — 9.7%
Brunswick County, (Water and Wastewater Systems), 5.00%, 4/1/30	$750	$869,295
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/26	355	419,273
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/28	540	628,841
Cape Fear Public Utility Authority, Water and Sewer System Revenue, 5.00%, 8/1/29	1,375	1,638,491
Charlotte, Storm Water Fee Revenue, 4.00%, 12/1/33	1,000	1,070,030
Charlotte, Water and Sewer, 5.00%, 7/1/34	1,000	1,083,120
Charlotte, Water and Sewer, 5.00%, 7/1/38	1,750	1,933,802
Concord, Utilities Systems Revenue, 5.00%, 12/1/29	845	1,001,393
Concord, Utilities Systems Revenue, 5.00%, 12/1/31	375	441,187
Jacksonville, Enterprise Systems Revenue, 5.00%, 5/1/25	250	299,288
Jacksonville, Enterprise Systems Revenue, 5.00%, 5/1/26	625	754,106
Raleigh, Combined Enterprise System Revenue, 5.00%, 3/1/25	1,000	1,175,750
Raleigh, Combined Enterprise System Revenue, Series 2016A, 4.00%, 3/1/34	500	533,140
Wilmington, Storm Water Fee Revenue, 5.00%, 6/1/30	400	465,748

		$12,313,464

Total Tax-Exempt Investments — 103.3% (identified cost $124,708,422)		$131,042,160

Other Assets, Less Liabilities — (3.3)%		$(4,177,548)

Net Assets — 100.0%		$126,864,612

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2017, 16.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 7.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
GNMA	–	Government National Mortgage Association
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.

25	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

February 28, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 104.1%

Security	Principal Amount (000’s omitted)	Value

Education — 8.2%
Forest Grove, (Pacific University), 5.00%, 5/1/30	$500	$550,410
Forest Grove, (Pacific University), 5.25%, 5/1/34	1,000	1,066,520
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	2,000	2,294,040
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,000	1,057,110
Oregon Facilities Authority, (Reed College), 4.75%, 7/1/32	250	271,857
Oregon Facilities Authority, (Reed College), 5.00%, 7/1/29	250	275,700
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	1,630	1,792,169
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/27	500	577,680
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/29	500	569,535
Oregon Facilities Authority, (Willamette University), 5.00%, 10/1/40	1,000	1,130,870

		$9,585,891

Electric Utilities — 1.2%
Port of Morrow, (Portland General Electric), 5.00%, 5/1/33	$1,250	$1,385,400

		$1,385,400

Escrowed / Prerefunded — 9.9%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), Prerefunded to 1/1/19, 8.25%, 1/1/38	$2,500	$2,821,975
Oregon Health and Science University, Prerefunded to 7/1/19, 5.75%, 7/1/39	2,000	2,218,800
Port of Portland, Portland International Airport, Prerefunded to 7/1/18, 5.00%, 7/1/29	4,000	4,223,160
Tri-County Metropolitan Transportation District, Prerefunded to 9/1/22, 5.00%, 9/1/30	2,000	2,362,940

		$11,626,875

General Obligations — 31.5%
Beaverton School District 48J, Washington and Multnomah Counties, 5.00%, 6/15/32	$1,235	$1,409,654
Central School District No. 13J, Polk, Marion and Benton Counties, 0.00%, 6/15/38	750	336,075
Chemeketa Community College District, 5.00%, 6/15/25	1,000	1,182,550
David Douglas School District No. 40, Multnomah County, 0.00%, 6/15/24	1,640	1,360,872
Fern Ridge School District 28J, Lane and Douglas Counties, 4.00%, 6/15/24	1,055	1,193,743
Fern Ridge School District 28J, Lane and Douglas Counties, 5.00%, 6/15/25	575	694,985

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Forest Grove School District No. 15, Washington County, 0.00%, 6/15/26	$1,975	$1,509,611
Klamath County School District, 5.00%, 6/15/29	1,155	1,326,067
Lake Oswego, 5.00%, 6/1/33	2,450	2,833,450
Medford, 5.00%, 7/15/32	545	620,057
Medford School District No. 549C, Jackson County, Prerefunded to 6/15/18, 5.00%, 6/15/33	2,000	2,108,040
North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/28	2,500	2,931,325
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	1,495	1,498,827
Pendleton School District No. 16R, Umatilla County, 5.00%, 6/15/24	1,220	1,462,731
Pendleton School District No. 16R, Umatilla County, 5.00%, 6/15/28	1,000	1,162,350
Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/28	1,500	1,085,040
Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/30	700	461,412
Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/31	425	268,804
Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,281,459
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	465	466,832
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,745,343
Portland, Limited Tax, (Sellwood Bridge Project), 5.00%, 6/1/23	1,240	1,473,988
Redmond, 5.00%, 6/1/28	605	690,783
Redmond School District No. 2J, Deschutes and Jefferson Counties, 0.00%, 6/15/25	460	374,353
Redmond School District No. 2J, Deschutes and Jefferson Counties, 0.00%, 6/15/27	3,175	2,368,169
Riverdale School District No. 51JT, Multnomah and Clackamas Counties, 0.00%, 6/15/29	1,000	688,210
Riverdale School District No. 51JT, Multnomah and Clackamas Counties, 0.00%, 6/15/30	1,215	795,655
Rogue Community College District, 4.00%, 6/15/31	700	758,177
Salem-Keizer School District No. 24J, 0.00%, 6/15/29	1,050	712,635
Springfield School District No. 19, Lane County, 5.00%, 6/15/29	1,000	1,178,270

		$36,979,467

Hospital — 7.7%
Astoria Hospital Facilities Authority, (Columbia Memorial Hospital), 5.00%, 8/1/41	$500	$537,300
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/20	1,320	1,477,463

26	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/22	$250	$288,980
Oregon Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	3,685	3,946,451
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	1,500	1,719,300
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/29	1,000	1,112,460

		$9,081,954

Housing — 4.9%
Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	$955	$955,516
Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	4,615	4,748,466

		$5,703,982

Insured – Electric Utilities — 3.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,045	$1,105,328
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,760	2,875,092

		$3,980,420

Insured – Escrowed / Prerefunded — 1.9%
Beaverton School District, (AGC), Prerefunded to 6/1/19, 5.125%, 6/1/36	$715	$780,544
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), Prerefunded to 1/1/18, 5.375%, 1/1/35	1,415	1,468,317

		$2,248,861

Insured – General Obligations — 6.2%
Lebanon Community School District No. 9, Linn County, (NPFG), 5.50%, 6/15/30	$4,000	$5,049,920
Newport, (AGC), 0.00%, 6/1/28	1,000	720,340
Newport, (AGC), 0.00%, 6/1/29	1,225	839,248
West Linn-Wilsonville School District No. 3Jt, Clackamas and Washington Counties, (NPFG), 0.00%, 6/15/23	800	701,136

		$7,310,644

Insured – Hospital — 6.8%
Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	$3,000	$3,307,470
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	5,265	4,639,360

		$7,946,830

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 2.8%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	$12,100	$2,249,027
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,015	1,068,927

		$3,317,954

Insured – Transportation — 4.5%
Jackson County, Airport, (XLCA), Prerefunded to 12/1/17, 5.25%, 12/1/32	$315	$325,719
Jackson County, Airport, (XLCA), Prerefunded to 12/1/17, 5.25%, 12/1/37	1,685	1,742,341
Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	1,240	1,275,923
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,800	1,912,770

		$5,256,753

Other Revenue — 8.1%
Oregon Department of Administrative Services, Prerefunded to 4/1/19, 5.00%, 4/1/28(1)	$8,740	$9,453,271

		$9,453,271

Senior Living / Life Care — 1.1%
Multnomah County Hospital Facilities Authority, (Mirabella at South Waterfront), 5.00%, 10/1/24	$415	$451,698
Multnomah County Hospital Facilities Authority, (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	750	811,950

		$1,263,648

Special Tax Revenue — 2.5%
Oregon Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/24	$1,500	$1,815,840
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	1,525	1,103,887

		$2,919,727

Transportation — 2.6%
Port of Portland, (Portland International Airport), (AMT), 5.00%, 7/1/29	$1,155	$1,344,685
Redmond, Airport Revenue, 5.50%, 6/1/24	215	231,093
Redmond, Airport Revenue, 5.75%, 6/1/27	200	215,652
Redmond, Airport Revenue, 6.00%, 6/1/34	550	595,463
Redmond, Airport Revenue, 6.25%, 6/1/39	600	651,774

		$3,038,667

27	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 0.8%
Clackamas River Water, 5.00%, 11/1/29	$100	$116,607
Clackamas River Water, 5.00%, 11/1/31	250	289,535
Eugene, Water Utility System Revenue, 5.00%, 8/1/28	500	599,495

		$1,005,637

Total Tax-Exempt Investments — 104.1% (identified cost $114,880,021)		$122,105,981

Other Assets, Less Liabilities — (4.1)%		$(4,828,629)

Net Assets — 100.0%		$117,277,352

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2017, 24.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.7% to 11.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	20	Short	Jun-17	$(3,039,025)	$(3,033,125)	$5,900

						$5,900

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

28	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

February 28, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 104.8%

Security	Principal Amount (000’s omitted)	Value

Education — 9.5%
Clemson University, 5.00%, 5/1/26	$2,000	$2,428,980
College of Charleston, Academic and Administrative Facilities, 5.00%, 4/1/37	2,695	2,976,196
Florence-Darlington Commission for Technical Education, 5.00%, 3/1/28	600	680,652
South Carolina Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning, (Furman University), (SPA: Wells Fargo Bank N.A.), 0.59%, 10/1/39(1)	1,000	1,000,000
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/32	2,000	2,292,760
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/45	2,000	2,244,540
University of South Carolina, Higher Education, 5.00%, 5/1/30	600	684,576

		$12,307,704

Electric Utilities — 2.9%
Piedmont Municipal Power Agency, 5.00%, 1/1/24(2)	$250	$291,153
Piedmont Municipal Power Agency, 5.00%, 1/1/25(2)	1,000	1,169,510
South Carolina Public Service Authority, 5.00%, 12/1/37	2,000	2,246,080

		$3,706,743

Escrowed / Prerefunded — 15.3%
Charleston Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/30	$1,000	$1,136,180
Charleston Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/35	3,000	3,408,540
Columbia Waterworks and Sewer Revenue, Prerefunded to 2/1/20, 5.00%, 2/1/40	3,500	3,885,385
South Carolina Jobs-Economic Development Authority, (Kershaw County Medical Center), Prerefunded to 9/15/18, 6.00%, 9/15/38	3,380	3,646,243
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.375%, 1/1/28	155	167,550
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.375%, 1/1/28	4,355	4,707,624
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	205	222,064
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	2,375	2,572,695

		$19,746,281

General Obligations — 19.4%
Aiken County Consolidated School District, 5.00%, 3/1/25	$2,020	$2,435,756
Anderson County School District No. 5, 5.00%, 3/1/30	2,000	2,355,160

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Georgetown County, 5.00%, 3/1/31	$2,510	$2,847,570
Georgetown County, 5.00%, 3/1/33	2,750	3,095,372
Hilton Head Island, 4.00%, 3/1/23	605	680,377
Hilton Head Island, 4.00%, 3/1/24	635	723,094
Hilton Head Island, 4.00%, 3/1/25	565	645,332
Horry County School District, 5.00%, 3/1/24	1,500	1,798,530
Horry County School District, 5.00%, 3/1/25	1,500	1,795,335
Lexington County School District No. 1, 5.00%, 2/1/26	1,060	1,287,243
Richland County, (Richland Library), 5.00%, 3/1/25	1,540	1,863,046
Richland-Lexington Airport District, (AMT), Prerefunded to 3/1/23, 3.00%, 3/1/27	580	618,750
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/22	195	214,268
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/24	685	749,273
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	3,853,528

		$24,962,634

Hospital — 18.6%
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$1,712,340
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/37	1,000	1,077,740
Greenville Health System, 5.00%, 5/1/31	1,500	1,682,025
Greenwood County, (Self Regional Healthcare), 4.00%, 10/1/21	1,050	1,152,071
Greenwood County, (Self Regional Healthcare), 5.375%, 10/1/39	3,835	4,090,027
Lexington County Health Services District, Inc., 5.00%, 11/1/27	3,615	3,710,725
Lexington County Health Services District, Inc., 5.00%, 11/1/32	955	978,579
South Carolina Jobs-Economic Development Authority, (AnMed Health), 5.00%, 2/1/36	2,500	2,701,625
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	2,500	2,806,150
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/29	450	502,884
South Carolina Jobs-Economic Development Authority, (Palmetto Health), 5.75%, 8/1/39	3,420	3,605,467

		$24,019,633

Industrial Development Revenue — 1.2%
Richland County, (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,500	$1,570,755

		$1,570,755

Insured – Electric Utilities — 5.4%
Piedmont Municipal Power Agency, (NPFG), 0.00%, 1/1/23	$1,090	$940,844
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,075	1,137,060

29	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities (continued)
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	$1,350	$1,416,839
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,375	2,474,037
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	950	985,188

		$6,953,968

Insured – Escrowed / Prerefunded — 6.2%
Greenwood Metropolitan District, Sewer System, (AGM), Prerefunded to 10/1/18, 5.00%, 10/1/30(3)	$7,500	$7,988,475

		$7,988,475

Insured – Lease Revenue / Certificates of Participation — 3.6%
St. Peters Parish/Jasper County Public Facilities Corp., (County Office Buildings), (AGM), 5.00%, 4/1/31	$1,000	$1,087,700
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 4.00%, 12/1/17	845	863,784
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/23	1,000	1,152,620
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/24	1,280	1,484,365

		$4,588,469

Insured – Special Tax Revenue — 0.8%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/41	$4,075	$1,015,612

		$1,015,612

Insured – Transportation — 1.4%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,700	$1,806,505

		$1,806,505

Insured – Utilities — 3.3%
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,200,360
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,461,400
Newberry, (Combined Public Utility System), (AGM), 5.00%, 4/1/30	500	565,795

		$4,227,555

Insured – Water and Sewer — 1.7%
Lexington, Waterworks and Sewer Revenue, (AGC), 5.00%, 1/15/35	$2,025	$2,178,839

		$2,178,839

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 8.5%
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/22	$1,155	$1,305,439
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/24	500	570,185
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30	2,000	2,294,540
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30(3)	3,875	4,445,671
Dorchester County School District No. 2, (Growth Installment Purchase), 5.00%, 12/1/27	1,000	1,141,500
Securing Assets for Education, (Berkeley County School District), 5.00%, 12/1/27	1,000	1,175,080

		$10,932,415

Special Tax Revenue — 0.9%
Myrtle Beach, (Hospitality Fee), 5.00%, 6/1/26	$1,000	$1,144,210

		$1,144,210

Student Loan — 1.2%
South Carolina Education Assistance Authority, 5.10%, 10/1/29	$1,450	$1,501,490

		$1,501,490

Transportation — 3.1%
South Carolina Ports Authority, 5.25%, 7/1/40	$3,725	$4,071,388

		$4,071,388

Water and Sewer — 1.8%
Charleston Waterworks and Sewer System Revenue, 5.00%, 1/1/29	$1,550	$1,887,683
North Charleston Sewer District, 2.00%, 1/1/29	500	448,140

		$2,335,823

Total Tax-Exempt Investments — 104.8% (identified cost $128,635,451)		$135,058,499

Other Assets, Less Liabilities — (4.8)%		$(6,226,984)

Net Assets — 100.0%		$128,831,515

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic

30	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

developments, at February 28, 2017, 21.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.6% to 7.1% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, represents the rate in effect at February 28, 2017.

(2)	When-issued security.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
SPA	–	Standby Bond Purchase Agreement

31	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

February 28, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 101.2%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.6%
Virginia Resources Authority, Infrastructure Revenue, (Pooled Financing Program), 4.00%, 11/1/32	$1,000	$1,076,430
Virginia Resources Authority, Infrastructure Revenue, (Pooled Financing Program), 5.25%, 11/1/33	895	953,784

		$2,030,214

Education — 2.0%
University of Virginia, 5.00%, 4/1/38	$1,320	$1,554,670

		$1,554,670

Electric Utilities — 1.9%
Chesterfield County Economic Development Authority, (Virginia Electric Power Co.), (AMT), 5.60%, 11/1/31	$1,500	$1,523,535

		$1,523,535

Escrowed / Prerefunded — 30.5%
Alexandria Industrial Development Authority, (Episcopal High School), Prerefunded to 1/1/20, 5.00%, 1/1/40	$1,700	$1,881,934
Fairfax County Economic Development Authority, (Goodwin House, Inc.), Prerefunded to 10/1/17, 5.125%, 10/1/42	1,085	1,113,026
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), Prerefunded to 5/15/19, 5.50%, 5/15/35	1,060	1,163,445
Loudoun County, Prerefunded to 7/1/19, 5.00%, 7/1/27	2,820	3,077,635
Norfolk, Prerefunded to 8/1/23, 5.00%, 8/1/28	750	895,710
Portsmouth, Prerefunded to 7/15/19, 5.25%, 7/15/25	390	428,450
University of Virginia, Prerefunded to 6/1/18, 5.00%, 6/1/40	2,100	2,209,956
Upper Occoquan Sewer Authority, Prerefunded to 7/1/17, 4.50%, 7/1/38	475	481,294
Virginia College Building Authority, Prerefunded to 9/1/18, 5.00%, 9/1/33	4,000	4,248,640
Virginia College Building Authority, Prerefunded to 9/1/18, 5.00%, 9/1/38	275	292,094
Virginia Port Authority, (AMT), Prerefunded to 7/1/25, 5.00%, 7/1/33	3,000	3,614,130
Virginia Resources Authority, Clean Water Revenue, Prerefunded to 10/1/19, 5.00%, 10/1/31	1,000	1,100,040
Virginia Resources Authority, Infrastructure Revenue, (Pooled Funding Program), Prerefunded to 11/1/18, 5.25%, 11/1/33	1,655	1,775,633
Virginia Resources Authority, Infrastructure Revenue, (Pooled Funding Program), Prerefunded to 11/1/18, 5.25%, 11/1/33	160	171,662
Washington County Industrial Development Authority, (Davenport & Co., LLC), Prerefunded to 8/1/20, 5.25%, 8/1/30	1,500	1,701,420

		$24,155,069

Security	Principal Amount (000’s omitted)	Value

General Obligations — 10.5%
Arlington County, 5.00%, 8/15/32	$1,000	$1,193,710
Culpeper, 5.00%, 8/1/25	1,350	1,633,176
Lynchburg, 5.00%, 2/1/23	1,000	1,182,650
Newport News, 5.00%, 8/1/28	1,000	1,200,840
Portsmouth, 4.75%, 7/15/25	500	537,860
Portsmouth, 5.25%, 7/15/25	285	310,741
Virginia, 5.00%, 6/1/31	2,000	2,243,060

		$8,302,037

Hospital — 18.3%
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(1)	$5,000	$5,740,545
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.50%, 5/15/35	1,940	2,094,172
Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,156,390
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	645	716,569
Smyth County Industrial Development Authority, (Mountain States Health Alliance), 5.50%, 7/1/28	1,100	1,187,868
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/27	1,500	1,521,105
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/37	1,605	1,623,329
Winchester Economic Development Authority, (Valley Health System), 5.00%, 1/1/28	450	508,842

		$14,548,820

Insured – Education — 3.3%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,155	$2,657,266

		$2,657,266

Insured – Electric Utilities — 1.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$1,057,730

		$1,057,730

Insured – Hospital — 3.1%
Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	$1,500	$1,627,020
Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	810	834,195

		$2,461,215

32	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 0.7%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$1,020	$519,965

		$519,965

Insured – Transportation — 11.6%
Chesapeake Bay Bridge and Tunnel District, (General Resolution), (NPFG), Escrowed to Maturity, 5.50%, 7/1/25	$2,500	$3,029,450
Norfolk Airport Authority, (AGM), 5.00%, 7/1/26	1,000	1,105,700
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,692,576
Richmond Metropolitan Authority, (NPFG), 5.25%, 7/15/22	2,870	3,220,800
Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	200	160,066

		$9,208,592

Senior Living / Life Care — 2.3%
Albemarle County Economic Development Authority, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$150	$152,457
Alexandria Industrial Development Authority, (Goodwin House, Inc.), 5.00%, 10/1/30	750	835,485
Harrisonburg Industrial Development Authority, (Sunnyside Presbyterian Home), 6.25%, 12/1/33	750	833,535

		$1,821,477

Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$3,750	$345,863

		$345,863

Transportation — 3.4%
Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$1,000	$1,054,660
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	1,500	1,613,865

		$2,668,525

Water and Sewer — 9.3%
Fairfax County Water Authority, 5.25%, 4/1/27	$1,795	$2,255,202
Fairfax County, Sewer Revenue, 4.00%, 7/15/37	1,000	1,056,050
Henrico County, Water and Sewer System Revenue, 5.00%, 5/1/28	1,000	1,212,950
Newport News, Water Revenue, 5.00%, 7/15/33	1,000	1,173,150

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Virginia Beach, Water and Sewer System Revenue, 5.00%, 10/1/26	$1,375	$1,698,221

		$7,395,573

Total Tax-Exempt Investments — 101.2% (identified cost $74,969,631)		$80,250,551

Other Assets, Less Liabilities — (1.2)%		$(950,693)

Net Assets — 100.0%		$79,299,858

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2017, 19.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 14.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Statements of Assets and Liabilities (Unaudited)

	February 28, 2017
Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Investments —
Identified cost	$70,081,766	$62,112,369	$65,900,889	$124,708,422
Unrealized appreciation	3,498,688	2,648,024	4,440,066	6,333,738
Investments, at value	$73,580,454	$64,760,393	$70,340,955	$131,042,160
Cash	$1,633,285	$676,914	$506,593	$2,759,541
Restricted cash*	66,000	110,000	68,450	—
Interest receivable	723,500	628,296	788,969	1,623,175
Receivable for investments sold	—	—	1,130,000	—
Receivable for Fund shares sold	42,054	46,774	29,320	565,012
Total assets	$76,045,293	$66,222,377	$72,864,287	$135,989,888

Liabilities
Payable for floating rate notes issued	$—	$1,500,000	$850,000	$8,670,000
Payable for variation margin on open financial futures contracts	4,219	7,031	1,234	—
Payable for Fund shares redeemed	74,748	91,298	219,051	240,122
Distributions payable	57,506	44,100	17,894	61,137
Payable to affiliates:
Investment adviser fee	17,808	14,322	17,402	34,323
Distribution and service fees	11,411	17,429	15,780	25,573
Interest expense and fees payable	—	3,548	5,410	49,148
Accrued expenses	33,810	32,966	32,751	44,973
Total liabilities	$199,502	$1,710,694	$1,159,522	$9,125,276
Net Assets	$75,845,791	$64,511,683	$71,704,765	$126,864,612

Sources of Net Assets
Paid-in capital	$82,559,070	$68,902,347	$75,869,471	$131,327,194
Accumulated net realized loss	(10,177,656)	(7,024,961)	(8,700,376)	(10,991,031)
Accumulated undistributed (distributions in excess of) net investment income	(38,736)	(21,102)	104,084	194,711
Net unrealized appreciation	3,503,113	2,655,399	4,431,586	6,333,738
Net Assets	$75,845,791	$64,511,683	$71,704,765	$126,864,612

Class A Shares
Net Assets	$40,103,970	$40,086,667	$57,011,557	$76,423,526
Shares Outstanding	4,735,765	4,546,224	6,070,869	8,501,027
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.47	$8.82	$9.39	$8.99
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$8.89	$9.26	$9.86	$9.44

Class B Shares
Net Assets	$308,069	$248,172	$311,962	$290,623
Shares Outstanding	34,049	25,813	30,054	30,058
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.05	$9.61	$10.38	$9.67

Class C Shares
Net Assets	$7,076,346	$15,235,791	$9,331,157	$18,957,813
Shares Outstanding	781,424	1,584,052	899,936	1,960,415
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.06	$9.62	$10.37	$9.67

Class I Shares
Net Assets	$28,357,406	$8,941,053	$5,050,089	$31,192,650
Shares Outstanding	3,339,136	1,011,749	536,950	3,460,569
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.49	$8.84	$9.41	$9.01

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Statements of Assets and Liabilities (Unaudited) — continued

	February 28, 2017
Assets	Oregon Fund	South Carolina Fund	Virginia Fund
Investments —
Identified cost	$114,880,021	$128,635,451	$74,969,631
Unrealized appreciation	7,225,960	6,423,048	5,280,920
Investments, at value	$122,105,981	$135,058,499	$80,250,551
Cash	$379,270	$3,284,685	$1,779,351
Restricted cash*	88,000	—	—
Interest receivable	1,238,001	1,794,368	826,891
Receivable for Fund shares sold	427,638	112,267	39,749
Total assets	$124,238,890	$140,249,819	$82,896,542

Liabilities
Payable for floating rate notes issued	$6,555,000	$8,725,000	$3,330,000
Payable for when-issued securities	—	1,460,063	—
Payable for variation margin on open financial futures contracts	5,625	—	—
Payable for Fund shares redeemed	226,478	1,009,290	138,749
Distributions payable	41,338	75,872	58,930
Payable to affiliates:
Investment adviser fee	32,553	35,434	19,713
Distribution and service fees	23,273	31,179	12,806
Interest expense and fees payable	36,396	42,148	1,850
Accrued expenses	40,875	39,318	34,636
Total liabilities	$6,961,538	$11,418,304	$3,596,684
Net Assets	$117,277,352	$128,831,515	$79,299,858

Sources of Net Assets
Paid-in capital	$132,655,251	$143,707,260	$94,333,278
Accumulated net realized loss	(22,825,771)	(21,425,796)	(20,418,413)
Accumulated undistributed net investment income	216,012	127,003	104,073
Net unrealized appreciation	7,231,860	6,423,048	5,280,920
Net Assets	$117,277,352	$128,831,515	$79,299,858

Class A Shares
Net Assets	$84,468,236	$66,376,850	$56,748,683
Shares Outstanding	9,812,223	7,220,128	7,138,260
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.61	$9.19	$7.95
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.04	$9.65	$8.35

Class B Shares
Net Assets	$649,331	$390,976	$234,439
Shares Outstanding	68,963	40,106	26,640
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.42	$9.75	$8.80

Class C Shares
Net Assets	$13,430,429	$28,272,074	$5,396,874
Shares Outstanding	1,424,818	2,898,814	612,951
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.43	$9.75	$8.80

Class I Shares
Net Assets	$18,729,356	$33,791,615	$16,919,862
Shares Outstanding	2,177,590	3,671,994	2,122,974
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.60	$9.20	$7.97

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Statements of Operations (Unaudited)

	Six Months Ended February 28, 2017
Investment Income	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Interest	$1,378,944	$1,229,252	$1,555,853	$2,587,916
Total investment income	$1,378,944	$1,229,252	$1,555,853	$2,587,916

Expenses
Investment adviser fee	$113,112	$91,061	$113,135	$228,347
Distribution and service fees
Class A	39,941	40,108	58,304	78,683
Class B	1,559	1,610	1,534	1,562
Class C	32,765	74,505	44,430	94,239
Trustees’ fees and expenses	2,470	2,135	2,392	3,898
Custodian fee	15,836	14,580	15,465	22,736
Transfer and dividend disbursing agent fees	11,670	13,519	12,956	22,068
Legal and accounting services	35,907	35,277	24,619	27,424
Printing and postage	5,489	5,279	5,770	6,817
Registration fees	1,976	3,439	2,082	593
Interest expense and fees	—	10,379	5,775	58,572
Miscellaneous	10,262	8,198	9,565	14,957
Total expenses	$270,987	$300,090	$296,027	$559,896

Net investment income	$1,107,957	$929,162	$1,259,826	$2,028,020

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$3,258	$4,026	$2,167	$(443,295)
Financial futures contracts	245,857	409,498	267,302	—
Net realized gain (loss)	$249,115	$413,524	$269,469	$(443,295)
Change in unrealized appreciation (depreciation) —
Investments	$(3,724,335)	$(2,665,137)	$(3,618,521)	$(5,766,311)
Financial futures contracts	(4,757)	(7,929)	(21,614)	—
Net change in unrealized appreciation (depreciation)	$(3,729,092)	$(2,673,066)	$(3,640,135)	$(5,766,311)

Net realized and unrealized loss	$(3,479,977)	$(2,259,542)	$(3,370,666)	$(6,209,606)

Net decrease in net assets from operations	$(2,372,020)	$(1,330,380)	$(2,110,840)	$(4,181,586)

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Statements of Operations (Unaudited) — continued

	Six Months Ended February 28, 2017
Investment Income	Oregon Fund	South Carolina Fund	Virginia Fund
Interest	$2,580,122	$2,587,216	$1,718,080
Total investment income	$2,580,122	$2,587,216	$1,718,080

Expenses
Investment adviser fee	$210,274	$232,529	$127,533
Distribution and service fees
Class A	85,570	68,470	57,002
Class B	3,999	1,912	1,269
Class C	67,040	133,970	26,257
Trustees’ fees and expenses	3,711	4,059	2,568
Custodian fee	20,080	22,373	15,367
Transfer and dividend disbursing agent fees	21,215	20,257	16,120
Legal and accounting services	24,883	28,491	24,118
Printing and postage	6,409	6,536	5,082
Registration fees	905	398	2,172
Interest expense and fees	44,774	58,502	21,886
Miscellaneous	11,653	12,460	8,579
Total expenses	$500,513	$589,957	$307,953

Net investment income	$2,079,609	$1,997,259	$1,410,127

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(21,682)	$313,619	$84,335
Financial futures contracts	327,599	—	—
Net realized gain	$305,917	$313,619	$84,335
Change in unrealized appreciation (depreciation) —
Investments	$(5,505,904)	$(6,375,245)	$(2,971,304)
Financial futures contracts	(6,343)	—	—
Net change in unrealized appreciation (depreciation)	$(5,512,247)	$(6,375,245)	$(2,971,304)

Net realized and unrealized loss	$(5,206,330)	$(6,061,626)	$(2,886,969)

Net decrease in net assets from operations	$(3,126,721)	$(4,064,367)	$(1,476,842)

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Statements of Changes in Net Assets

	Six Months Ended February 28, 2017 (Unaudited)
Increase (Decrease) in Net Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
From operations —
Net investment income	$1,107,957	$929,162	$1,259,826	$2,028,020
Net realized gain (loss) from investment transactions and financial futures contracts	249,115	413,524	269,469	(443,295)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(3,729,092)	(2,673,066)	(3,640,135)	(5,766,311)
Net decrease in net assets from operations	$(2,372,020)	$(1,330,380)	$(2,110,840)	$(4,181,586)
Distributions to shareholders —
From net investment income
Class A	$(585,795)	$(613,271)	$(1,022,626)	$(1,259,766)
Class B	(3,577)	(3,921)	(4,446)	(4,030)
Class C	(75,228)	(181,038)	(128,967)	(242,918)
Class I	(437,097)	(125,905)	(91,127)	(517,402)
Total distributions to shareholders	$(1,101,697)	$(924,135)	$(1,247,166)	$(2,024,116)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,434,496	$2,168,095	$1,766,493	$4,625,901
Class B	—	136	177	—
Class C	493,007	345,519	924,911	1,430,530
Class I	6,163,409	3,327,622	1,369,250	11,434,429
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	500,652	463,805	957,912	1,139,788
Class B	2,968	3,723	3,905	3,791
Class C	62,985	131,639	110,295	204,592
Class I	189,687	60,611	66,401	294,330
Cost of shares redeemed
Class A	(2,559,521)	(3,646,628)	(4,077,850)	(9,179,580)
Class B	(40,792)	(155,081)	(4,177)	(27,779)
Class C	(220,329)	(1,038,153)	(697,727)	(2,637,808)
Class I	(3,459,254)	(1,758,097)	(902,302)	(12,002,473)
Net asset value of shares exchanged
Class A	26,275	41,262	28,539	39,443
Class B	(26,275)	(41,262)	(28,539)	(39,443)
Net increase (decrease) in net assets from Fund share transactions	$3,567,308	$(96,809)	$(482,712)	$(4,714,279)

Net increase (decrease) in net assets	$93,591	$(2,351,324)	$(3,840,718)	$(10,919,981)

Net Assets
At beginning of period	$75,752,200	$66,863,007	$75,545,483	$137,784,593
At end of period	$75,845,791	$64,511,683	$71,704,765	$126,864,612

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(38,736)	$(21,102)	$104,084	$194,711

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Statements of Changes in Net Assets — continued

	Six Months Ended February 28, 2017 (Unaudited)
Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Virginia Fund
From operations —
Net investment income	$2,079,609	$1,997,259	$1,410,127
Net realized gain from investment transactions and financial futures contracts	305,917	313,619	84,335
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(5,512,247)	(6,375,245)	(2,971,304)
Net decrease in net assets from operations	$(3,126,721)	$(4,064,367)	$(1,476,842)
Distributions to shareholders —
From net investment income
Class A	$(1,522,727)	$(1,065,604)	$(1,040,168)
Class B	(11,757)	(4,749)	(3,886)
Class C	(198,339)	(333,122)	(80,092)
Class I	(331,390)	(580,202)	(313,079)
Total distributions to shareholders	$(2,064,213)	$(1,983,677)	$(1,437,225)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,892,416	$3,529,979	$1,713,201
Class B	25,622	—	—
Class C	764,899	2,624,591	301,032
Class I	6,502,120	6,896,432	3,852,188
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,434,040	978,927	859,695
Class B	11,295	4,559	3,654
Class C	181,731	281,270	62,956
Class I	200,640	232,586	133,103
Cost of shares redeemed
Class A	(7,100,042)	(7,120,610)	(3,209,480)
Class B	(167,335)	(8,842)	(84,705)
Class C	(1,710,797)	(2,102,450)	(804,998)
Class I	(3,640,358)	(8,953,243)	(2,393,605)
Net asset value of shares exchanged
Class A	163,396	46,019	23,555
Class B	(163,396)	(46,019)	(23,555)
Net increase (decrease) in net assets from Fund share transactions	$394,231	$(3,636,801)	$433,041

Net decrease in net assets	$(4,796,703)	$(9,684,845)	$(2,481,026)

Net Assets
At beginning of period	$122,074,055	$138,516,360	$81,780,884
At end of period	$117,277,352	$128,831,515	$79,299,858

Accumulated undistributed net investment income included in net assets
At end of period	$216,012	$127,003	$104,073

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2016
Increase (Decrease) in Net Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
From operations —
Net investment income	$2,164,889	$1,989,850	$2,537,394	$3,988,334
Net realized gain (loss) from investment transactions and financial futures contracts	(250,083)	(421,077)	(9,929)	87,052
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,875,633	1,591,578	2,581,980	3,779,914
Net increase in net assets from operations	$4,790,439	$3,160,351	$5,109,445	$7,855,300
Distributions to shareholders —
From net investment income
Class A	$(1,247,548)	$(1,491,156)	$(2,156,519)	$(2,662,946)
Class B	(10,884)	(16,635)	(16,145)	(11,818)
Class C	(147,051)	(420,462)	(204,899)	(465,030)
Class I	(746,565)	(252,232)	(132,682)	(842,177)
Total distributions to shareholders	$(2,152,048)	$(2,180,485)	$(2,510,245)	$(3,981,971)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,798,858	$2,383,171	$3,071,341	$8,442,880
Class B	—	582	1,100	22,050
Class C	2,109,230	3,077,213	3,156,205	5,312,090
Class I	7,952,472	2,329,561	1,730,261	16,937,430
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,053,973	1,115,747	2,010,057	2,402,140
Class B	9,205	15,318	15,045	10,924
Class C	124,643	295,819	169,287	390,674
Class I	235,567	73,770	93,489	460,385
Cost of shares redeemed
Class A	(4,359,700)	(4,508,306)	(8,481,272)	(8,425,054)
Class B	(107,796)	(108,813)	(88,482)	(102,627)
Class C	(1,405,907)	(1,912,780)	(545,953)	(2,528,453)
Class I	(2,698,622)	(2,098,373)	(179,137)	(5,858,288)
Net asset value of shares exchanged
Class A	92,593	137,807	385,988	150,477
Class B	(92,593)	(137,807)	(385,988)	(150,477)
Net increase in net assets from Fund share transactions	$5,711,923	$662,909	$951,941	$17,064,151

Net increase in net assets	$8,350,314	$1,642,775	$3,551,141	$20,937,480

Net Assets
At beginning of year	$67,401,886	$65,220,232	$71,994,342	$116,847,113
At end of year	$75,752,200	$66,863,007	$75,545,483	$137,784,593

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(44,996)	$(26,129)	$91,424	$190,807

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2016
Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Virginia Fund
From operations —
Net investment income	$4,221,353	$4,112,928	$2,945,651
Net realized gain (loss) from investment transactions and financial futures contracts	(4,158,289)	243,205	1,544,056
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	8,885,910	5,310,524	1,052,887
Net increase in net assets from operations	$8,948,974	$9,666,657	$5,542,594
Distributions to shareholders —
From net investment income
Class A	$(3,194,894)	$(2,363,852)	$(2,163,303)
Class B	(37,491)	(20,379)	(12,555)
Class C	(416,562)	(693,758)	(174,040)
Class I	(534,711)	(1,015,659)	(576,698)
Total distributions to shareholders	$(4,183,658)	$(4,093,648)	$(2,926,596)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$10,760,854	$7,970,287	$3,424,270
Class B	507	12	21,699
Class C	2,470,771	4,751,449	1,106,121
Class I	9,335,660	22,783,156	2,994,965
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,035,150	2,158,246	1,772,443
Class B	35,706	19,952	11,679
Class C	382,957	605,385	139,652
Class I	261,958	349,414	204,959
Cost of shares redeemed
Class A	(15,692,164)	(13,810,266)	(6,469,793)
Class B	(485,882)	(57,166)	(54,364)
Class C	(2,441,255)	(2,969,301)	(1,819,140)
Class I	(7,593,158)	(5,825,444)	(2,424,987)
Net asset value of shares exchanged
Class A	225,926	475,586	168,318
Class B	(225,926)	(475,586)	(168,318)
Net increase (decrease) in net assets from Fund share transactions	$71,104	$15,975,724	$(1,092,496)

Net increase in net assets	$4,836,420	$21,548,733	$1,523,502

Net Assets
At beginning of year	$117,237,635	$116,967,627	$80,257,382
At end of year	$122,074,055	$138,516,360	$81,780,884

Accumulated undistributed net investment income included in net assets
At end of year	$200,616	$113,421	$131,171

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Financial Highlights

	Georgia Fund — Class A
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$8.860		$8.540	$8.610	$8.030	$8.860	$8.440

Income (Loss) From Operations
Net investment income(1)	$0.125		$0.267	$0.307	$0.335	$0.322	$0.352
Net realized and unrealized gain (loss)	(0.390)		0.318	(0.072)	0.578	(0.831)	0.419

Total income (loss) from operations	$(0.265)		$0.585	$0.235	$0.913	$(0.509)	$0.771

Less Distributions
From net investment income	$(0.125)		$(0.265)	$(0.305)	$(0.333)	$(0.318)	$(0.349)
Tax return of capital	—		—	—	—	(0.003)	(0.002)

Total distributions	$(0.125)		$(0.265)	$(0.305)	$(0.333)	$(0.321)	$(0.351)

Net asset value — End of period	$8.470		$8.860	$8.540	$8.610	$8.030	$8.860

Total Return(2)	(3.00	)%(3)	6.94%	2.76%	11.54%	(5.98)%	9.31%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$40,104		$41,560	$40,437	$41,884	$45,169	$50,236
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.72	%(5)	0.70%	0.70%	0.71%	0.72%	0.74%
Interest and fee expense(6)	—		—	0.03%	0.04%	0.04%	0.05%
Total expenses(4)	0.72	%(5)	0.70%	0.73%	0.75%	0.76%	0.79%
Net investment income	2.95	%(5)	3.06%	3.57%	4.00%	3.69%	4.06%
Portfolio Turnover	4	%(3)	7%	14%	7%	19%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Financial Highlights — continued

	Georgia Fund — Class B
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.470		$9.120	$9.200	$8.580	$9.470	$9.020

Income (Loss) From Operations
Net investment income(1)	$0.100		$0.217	$0.262	$0.291	$0.275	$0.309
Net realized and unrealized gain (loss)	(0.421)		0.347	(0.085)	0.617	(0.892)	0.446

Total income (loss) from operations	$(0.321)		$0.564	$0.177	$0.908	$(0.617)	$0.755

Less Distributions
From net investment income	$(0.099)		$(0.214)	$(0.257)	$(0.288)	$(0.270)	$(0.303)
Tax return of capital	—		—	—	—	(0.003)	(0.002)

Total distributions	$(0.099)		$(0.214)	$(0.257)	$(0.288)	$(0.273)	$(0.305)

Net asset value — End of period	$9.050		$9.470	$9.120	$9.200	$8.580	$9.470

Total Return(2)	(3.39	)%(3)	6.24%	1.94%	10.71%	(6.71)%	8.51%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$308		$388	$561	$857	$1,162	$2,157
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.47	%(5)	1.46%	1.46%	1.46%	1.47%	1.49%
Interest and fee expense(6)	—		—	0.03%	0.04%	0.04%	0.05%
Total expenses(4)	1.47	%(5)	1.46%	1.49%	1.50%	1.51%	1.54%
Net investment income	2.20	%(5)	2.33%	2.84%	3.25%	2.94%	3.35%
Portfolio Turnover	4	%(3)	7%	14%	7%	19%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Financial Highlights — continued

	Georgia Fund — Class C
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.480		$9.130	$9.200	$8.580	$9.480	$9.030

Income (Loss) From Operations
Net investment income(1)	$0.100		$0.215	$0.258	$0.291	$0.275	$0.306
Net realized and unrealized gain (loss)	(0.421)		0.349	(0.071)	0.618	(0.902)	0.450

Total income (loss) from operations	$(0.321)		$0.564	$0.187	$0.909	$(0.627)	$0.756

Less Distributions
From net investment income	$(0.099)		$(0.214)	$(0.257)	$(0.289)	$(0.270)	$(0.304)
Tax return of capital	—		—	—	—	(0.003)	(0.002)

Total distributions	$(0.099)		$(0.214)	$(0.257)	$(0.289)	$(0.273)	$(0.306)

Net asset value — End of period	$9.060		$9.480	$9.130	$9.200	$8.580	$9.480

Total Return(2)	(3.39	)%(3)	6.24%	2.05%	10.71%	(6.81)%	8.50%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,076		$7,058	$5,991	$5,543	$5,683	$7,277
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.47	%(5)	1.45%	1.45%	1.46%	1.47%	1.49%
Interest and fee expense(6)	—		—	0.03%	0.04%	0.04%	0.05%
Total expenses(4)	1.47	%(5)	1.45%	1.48%	1.50%	1.51%	1.54%
Net investment income	2.20	%(5)	2.30%	2.80%	3.24%	2.93%	3.31%
Portfolio Turnover	4	%(3)	7%	14%	7%	19%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Financial Highlights — continued

	Georgia Fund — Class I
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$8.890		$8.560	$8.630	$8.050	$8.890	$8.470

Income (Loss) From Operations
Net investment income(1)	$0.134		$0.285	$0.318	$0.352	$0.341	$0.367
Net realized and unrealized gain (loss)	(0.400)		0.329	(0.065)	0.578	(0.842)	0.422

Total income (loss) from operations	$(0.266)		$0.614	$0.253	$0.930	$(0.501)	$0.789

Less Distributions
From net investment income	$(0.134)		$(0.284)	$(0.323)	$(0.350)	$(0.336)	$(0.366)
Tax return of capital	—		—	—	—	(0.003)	(0.003)

Total distributions	$(0.134)		$(0.284)	$(0.323)	$(0.350)	$(0.339)	$(0.369)

Net asset value — End of period	$8.490		$8.890	$8.560	$8.630	$8.050	$8.890

Total Return(2)	(3.00	)%(3)	7.27%	2.97%	11.74%	(5.87)%	9.50%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,357		$26,746	$20,413	$9,440	$8,352	$12,462
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.52	%(5)	0.50%	0.50%	0.51%	0.52%	0.54%
Interest and fee expense(6)	—		—	0.03%	0.04%	0.04%	0.05%
Total expenses(4)	0.52	%(5)	0.50%	0.53%	0.55%	0.56%	0.59%
Net investment income	3.15	%(5)	3.25%	3.69%	4.19%	3.88%	4.22%
Portfolio Turnover	4	%(3)	7%	14%	7%	19%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Financial Highlights — continued

	Maryland Fund — Class A
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014		2013	2012
Net asset value — Beginning of period	$9.130		$8.990	$9.110	$8.620		$9.420	$8.840

Income (Loss) From Operations
Net investment income(1)	$0.136		$0.294	$0.318	$0.338		$0.339	$0.365
Net realized and unrealized gain (loss)	(0.311)		0.167	(0.127)	0.484		(0.804)	0.576

Total income (loss) from operations	$(0.175)		$0.461	$0.191	$0.822		$(0.465)	$0.941

Less Distributions
From net investment income	$(0.135)		$(0.321)	$(0.311)	$(0.332)		$(0.335)	$(0.361)

Total distributions	$(0.135)		$(0.321)	$(0.311)	$(0.332)		$(0.335)	$(0.361)

Net asset value — End of period	$8.820		$9.130	$8.990	$9.110		$8.620	$9.420

Total Return(2)	(1.92	)%(3)	5.20%	2.12%	9.67%		(5.14)%	10.81%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$40,087		$42,479	$42,706	$48,449		$50,085	$62,306
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.75	%(5)	0.74%	0.73%	0.74%		0.75%	0.75%
Interest and fee expense(6)	0.03	%(5)	0.02%	0.02%	0.03%		0.03%	0.04%
Total expenses(4)	0.78	%(5)	0.76%	0.75%	0.77%		0.78%	0.79%
Net investment income	3.07	%(5)	3.24%	3.50%	3.79%		3.63%	3.96%
Portfolio Turnover	4	%(3)	11%	13%	0	%(7)	10%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Amount is less than 0.5%.

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Financial Highlights — continued

	Maryland Fund — Class B
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014		2013	2012
Net asset value — Beginning of period	$9.950		$9.800	$9.940	$9.400		$10.270	$9.640

Income (Loss) From Operations
Net investment income(1)	$0.113		$0.248	$0.273	$0.297		$0.293	$0.325
Net realized and unrealized gain (loss)	(0.342)		0.180	(0.148)	0.532		(0.874)	0.624

Total income (loss) from operations	$(0.229)		$0.428	$0.125	$0.829		$(0.581)	$0.949

Less Distributions
From net investment income	$(0.111)		$(0.278)	$(0.265)	$(0.289)		$(0.289)	$(0.319)

Total distributions	$(0.111)		$(0.278)	$(0.265)	$(0.289)		$(0.289)	$(0.319)

Net asset value — End of period	$9.610		$9.950	$9.800	$9.940		$9.400	$10.270

Total Return(2)	(2.30	)%(3)	4.41%	1.26%	8.92%		(5.83)%	9.96%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$248		$456	$677	$1,150		$1,738	$2,286
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.50	%(5)	1.49%	1.48%	1.49%		1.50%	1.50%
Interest and fee expense(6)	0.03	%(5)	0.02%	0.02%	0.03%		0.03%	0.04%
Total expenses(4)	1.53	%(5)	1.51%	1.50%	1.52%		1.53%	1.54%
Net investment income	2.34	%(5)	2.51%	2.76%	3.05%		2.88%	3.25%
Portfolio Turnover	4	%(3)	11%	13%	0	%(7)	10%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Amount is less than 0.5%.

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Financial Highlights — continued

	Maryland Fund — Class C
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014		2013	2012
Net asset value — Beginning of period	$9.960		$9.810	$9.940	$9.400		$10.280	$9.640

Income (Loss) From Operations
Net investment income(1)	$0.112		$0.247	$0.272	$0.296		$0.291	$0.321
Net realized and unrealized gain (loss)	(0.341)		0.179	(0.137)	0.533		(0.882)	0.638

Total income (loss) from operations	$(0.229)		$0.426	$0.135	$0.829		$(0.591)	$0.959

Less Distributions
From net investment income	$(0.111)		$(0.276)	$(0.265)	$(0.289)		$(0.289)	$(0.319)

Total distributions	$(0.111)		$(0.276)	$(0.265)	$(0.289)		$(0.289)	$(0.319)

Net asset value — End of period	$9.620		$9.960	$9.810	$9.940		$9.400	$10.280

Total Return(2)	(2.30	)%(3)	4.39%	1.37%	8.92%		(5.92)%	10.07%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,236		$16,356	$14,671	$15,875		$16,493	$16,094
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.50	%(5)	1.49%	1.48%	1.49%		1.50%	1.50%
Interest and fee expense(6)	0.03	%(5)	0.02%	0.02%	0.03%		0.03%	0.04%
Total expenses(4)	1.53	%(5)	1.51%	1.50%	1.52%		1.53%	1.54%
Net investment income	2.33	%(5)	2.49%	2.75%	3.04%		2.86%	3.19%
Portfolio Turnover	4	%(3)	11%	13%	0	%(7)	10%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Amount is less than 0.5%.

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Financial Highlights — continued

	Maryland Fund — Class I
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014		2013	2012
Net asset value — Beginning of period	$9.150		$9.010	$9.130	$8.640		$9.440	$8.860

Income (Loss) From Operations
Net investment income(1)	$0.145		$0.310	$0.335	$0.357		$0.356	$0.382
Net realized and unrealized gain (loss)	(0.311)		0.170	(0.125)	0.484		(0.802)	0.579

Total income (loss) from operations	$(0.166)		$0.480	$0.210	$0.841		$(0.446)	$0.961

Less Distributions
From net investment income	$(0.144)		$(0.340)	$(0.330)	$(0.351)		$(0.354)	$(0.381)

Total distributions	$(0.144)		$(0.340)	$(0.330)	$(0.351)		$(0.354)	$(0.381)

Net asset value — End of period	$8.840		$9.150	$9.010	$9.130		$8.640	$9.440

Total Return(2)	(1.81	)%(3)	5.41%	2.32%	9.88%		(4.93)%	11.02%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,941		$7,572	$7,167	$4,518		$4,595	$3,805
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.55	%(5)	0.54%	0.53%	0.54%		0.55%	0.55%
Interest and fee expense(6)	0.03	%(5)	0.02%	0.02%	0.03%		0.03%	0.04%
Total expenses(4)	0.58	%(5)	0.56%	0.55%	0.57%		0.58%	0.59%
Net investment income	3.28	%(5)	3.41%	3.68%	3.99%		3.82%	4.14%
Portfolio Turnover	4	%(3)	11%	13%	0	%(7)	10%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Amount is less than 0.5%.

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Financial Highlights — continued

	Missouri Fund — Class A
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.820		$9.480	$9.610	$8.870	$9.830	$9.180

Income (Loss) From Operations
Net investment income(1)	$0.167		$0.346	$0.347	$0.352	$0.348	$0.365
Net realized and unrealized gain (loss)	(0.431)		0.336	(0.134)	0.746	(0.963)	0.647

Total income (loss) from operations	$(0.264)		$0.682	$0.213	$1.098	$(0.615)	$1.012

Less Distributions
From net investment income	$(0.166)		$(0.342)	$(0.343)	$(0.358)	$(0.345)	$(0.362)

Total distributions	$(0.166)		$(0.342)	$(0.343)	$(0.358)	$(0.345)	$(0.362)

Net asset value — End of period	$9.390		$9.820	$9.480	$9.610	$8.870	$9.830

Total Return(2)	(2.70	)%(3)	7.32%	2.24%	12.58%	(6.49)%	11.20%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$57,012		$61,038	$61,873	$65,399	$61,391	$80,768
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.71	%(5)	0.70%	0.70%	0.71%	0.72%	0.73%
Interest and fee expense(6)	0.02	%(5)	0.01%	0.01%	0.01%	0.02%	0.02%
Total expenses(4)	0.73	%(5)	0.71%	0.71%	0.72%	0.74%	0.75%
Net investment income	3.54	%(5)	3.59%	3.62%	3.79%	3.59%	3.82%
Portfolio Turnover	2	%(3)	10%	7%	15%	10%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Financial Highlights — continued

	Missouri Fund — Class B
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$10.860		$10.470	$10.620	$9.810	$10.870	$10.140

Income (Loss) From Operations
Net investment income(1)	$0.146		$0.304	$0.304	$0.312	$0.304	$0.327
Net realized and unrealized gain (loss)	(0.482)		0.384	(0.154)	0.817	(1.063)	0.724

Total income (loss) from operations	$(0.336)		$0.688	$0.150	$1.129	$(0.759)	$1.051

Less Distributions
From net investment income	$(0.144)		$(0.298)	$(0.300)	$(0.319)	$(0.301)	$(0.321)

Total distributions	$(0.144)		$(0.298)	$(0.300)	$(0.319)	$(0.301)	$(0.321)

Net asset value — End of period	$10.380		$10.860	$10.470	$10.620	$9.810	$10.870

Total Return(2)	(3.10	)%(3)	6.66%	1.41%	11.67%	(7.17)%	10.50%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$312		$356	$794	$1,159	$1,245	$1,936
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.46	%(5)	1.45%	1.46%	1.46%	1.47%	1.48%
Interest and fee expense(6)	0.02	%(5)	0.01%	0.01%	0.01%	0.02%	0.02%
Total expenses(4)	1.48	%(5)	1.46%	1.47%	1.47%	1.49%	1.50%
Net investment income	2.79	%(5)	2.85%	2.87%	3.04%	2.84%	3.11%
Portfolio Turnover	2	%(3)	10%	7%	15%	10%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Financial Highlights — continued

	Missouri Fund — Class C
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$10.850		$10.460	$10.610	$9.800	$10.860	$10.140

Income (Loss) From Operations
Net investment income(1)	$0.146		$0.299	$0.304	$0.312	$0.303	$0.321
Net realized and unrealized gain (loss)	(0.482)		0.389	(0.154)	0.817	(1.062)	0.719

Total income (loss) from operations	$(0.336)		$0.688	$0.150	$1.129	$(0.759)	$1.040

Less Distributions
From net investment income	$(0.144)		$(0.298)	$(0.300)	$(0.319)	$(0.301)	$(0.320)

Total distributions	$(0.144)		$(0.298)	$(0.300)	$(0.319)	$(0.301)	$(0.320)

Net asset value — End of period	$10.370		$10.850	$10.460	$10.610	$9.800	$10.860

Total Return(2)	(3.10	)%(3)	6.66%	1.41%	11.67%	(7.18)%	10.40%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,331		$9,420	$6,370	$6,170	$6,061	$6,380
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.46	%(5)	1.45%	1.45%	1.46%	1.47%	1.48%
Interest and fee expense(6)	0.02	%(5)	0.01%	0.01%	0.01%	0.02%	0.02%
Total expenses(4)	1.48	%(5)	1.46%	1.46%	1.47%	1.49%	1.50%
Net investment income	2.79	%(5)	2.81%	2.87%	3.05%	2.84%	3.04%
Portfolio Turnover	2	%(3)	10%	7%	15%	10%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Financial Highlights — continued

	Missouri Fund — Class I
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.840		$9.490	$9.620	$8.890	$9.850	$9.190

Income (Loss) From Operations
Net investment income(1)	$0.177		$0.364	$0.367	$0.375	$0.367	$0.376
Net realized and unrealized gain (loss)	(0.432)		0.348	(0.134)	0.733	(0.962)	0.665

Total income (loss) from operations	$(0.255)		$0.712	$0.233	$1.108	$(0.595)	$1.041

Less Distributions
From net investment income	$(0.175)		$(0.362)	$(0.363)	$(0.378)	$(0.365)	$(0.381)

Total distributions	$(0.175)		$(0.362)	$(0.363)	$(0.378)	$(0.365)	$(0.381)

Net asset value — End of period	$9.410		$9.840	$9.490	$9.620	$8.890	$9.850

Total Return(2)	(2.59	)%(3)	7.64%	2.44%	12.68%	(6.28)%	11.52%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,050		$4,732	$2,957	$2,232	$3,753	$2,310
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.51	%(5)	0.50%	0.50%	0.51%	0.52%	0.53%
Interest and fee expense(6)	0.02	%(5)	0.01%	0.01%	0.01%	0.02%	0.02%
Total expenses(4)	0.53	%(5)	0.51%	0.51%	0.52%	0.54%	0.55%
Net investment income	3.75	%(5)	3.76%	3.82%	4.05%	3.80%	3.91%
Portfolio Turnover	2	%(3)	10%	7%	15%	10%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Financial Highlights — continued

	North Carolina Fund — Class A
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.410		$9.120	$9.180	$8.340	$9.480	$8.820

Income (Loss) From Operations
Net investment income(1)	$0.145		$0.305	$0.323	$0.363	$0.374	$0.407
Net realized and unrealized gain (loss)	(0.420)		0.289	(0.061)	0.843	(1.143)	0.656

Total income (loss) from operations	$(0.275)		$0.594	$0.262	$1.206	$(0.769)	$1.063

Less Distributions
From net investment income	$(0.145)		$(0.304)	$(0.322)	$(0.366)	$(0.371)	$(0.403)

Total distributions	$(0.145)		$(0.304)	$(0.322)	$(0.366)	$(0.371)	$(0.403)

Net asset value — End of period	$8.990		$9.410	$9.120	$9.180	$8.340	$9.480

Total Return(2)	(2.93	)%(3)	6.61%	2.88%	14.70%	(8.46)%	12.27%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$76,424		$83,512	$78,397	$79,250	$78,864	$87,573
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.71	%(5)	0.70%	0.71%	0.73%	0.74%	0.75%
Interest and fee expense(6)	0.09	%(5)	0.07%	0.02%	0.05%	0.06%	0.07%
Total expenses(4)	0.80	%(5)	0.77%	0.73%	0.78%	0.80%	0.82%
Net investment income	3.21	%(5)	3.28%	3.50%	4.12%	4.00%	4.41%
Portfolio Turnover	11	%(3)	8%	2%	8%	14%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Financial Highlights — continued

	North Carolina Fund — Class B
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$10.120		$9.810	$9.870	$8.970	$10.190	$9.490

Income (Loss) From Operations
Net investment income(1)	$0.120		$0.255	$0.274	$0.322	$0.328	$0.366
Net realized and unrealized gain (loss)	(0.451)		0.308	(0.062)	0.900	(1.225)	0.693

Total income (loss) from operations	$(0.331)		$0.563	$0.212	$1.222	$(0.897)	$1.059

Less Distributions
From net investment income	$(0.119)		$(0.253)	$(0.272)	$(0.322)	$(0.323)	$(0.359)

Total distributions	$(0.119)		$(0.253)	$(0.272)	$(0.322)	$(0.323)	$(0.359)

Net asset value — End of period	$9.670		$10.120	$9.810	$9.870	$8.970	$10.190

Total Return(2)	(3.27	)%(3)	5.81%	2.16%	13.82%	(9.09)%	11.33%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$291		$370	$575	$871	$1,103	$2,091
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.46	%(5)	1.45%	1.46%	1.48%	1.49%	1.50%
Interest and fee expense(6)	0.09	%(5)	0.07%	0.02%	0.05%	0.06%	0.07%
Total expenses(4)	1.55	%(5)	1.52%	1.48%	1.53%	1.55%	1.57%
Net investment income	2.46	%(5)	2.56%	2.77%	3.40%	3.24%	3.70%
Portfolio Turnover	11	%(3)	8%	2%	8%	14%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

55	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Financial Highlights — continued

	North Carolina Fund — Class C
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$10.120		$9.810	$9.870	$8.970	$10.190	$9.490

Income (Loss) From Operations
Net investment income(1)	$0.119		$0.252	$0.273	$0.322	$0.327	$0.360
Net realized and unrealized gain (loss)	(0.450)		0.310	(0.061)	0.901	(1.224)	0.699

Total income (loss) from operations	$(0.331)		$0.562	$0.212	$1.223	$(0.897)	$1.059

Less Distributions
From net investment income	$(0.119)		$(0.252)	$(0.272)	$(0.323)	$(0.323)	$(0.359)

Total distributions	$(0.119)		$(0.252)	$(0.272)	$(0.323)	$(0.323)	$(0.359)

Net asset value — End of period	$9.670		$10.120	$9.810	$9.870	$8.970	$10.190

Total Return(2)	(3.27	)%(3)	5.80%	2.16%	13.82%	(9.09)%	11.32%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,958		$20,927	$17,180	$17,630	$20,150	$21,402
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.46	%(5)	1.45%	1.46%	1.48%	1.49%	1.49%
Interest and fee expense(6)	0.09	%(5)	0.07%	0.02%	0.05%	0.06%	0.07%
Total expenses(4)	1.55	%(5)	1.52%	1.48%	1.53%	1.55%	1.56%
Net investment income	2.46	%(5)	2.52%	2.75%	3.39%	3.25%	3.63%
Portfolio Turnover	11	%(3)	8%	2%	8%	14%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

56	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Financial Highlights — continued

	North Carolina Fund — Class I
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.430		$9.140	$9.200	$8.360	$9.500	$8.840

Income (Loss) From Operations
Net investment income(1)	$0.154		$0.321	$0.341	$0.382	$0.394	$0.426
Net realized and unrealized gain (loss)	(0.420)		0.292	(0.059)	0.843	(1.144)	0.656

Total income (loss) from operations	$(0.266)		$0.613	$0.282	$1.225	$(0.750)	$1.082

Less Distributions
From net investment income	$(0.154)		$(0.323)	$(0.342)	$(0.385)	$(0.390)	$(0.422)

Total distributions	$(0.154)		$(0.323)	$(0.342)	$(0.385)	$(0.390)	$(0.422)

Net asset value — End of period	$9.010		$9.430	$9.140	$9.200	$8.360	$9.500

Total Return(2)	(2.82	)%(3)	6.82%	3.09%	14.91%	(8.25)%	12.35%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,193		$32,976	$20,694	$15,613	$15,958	$18,174
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.51	%(5)	0.50%	0.51%	0.53%	0.54%	0.55%
Interest and fee expense(6)	0.09	%(5)	0.07%	0.02%	0.05%	0.06%	0.07%
Total expenses(4)	0.60	%(5)	0.57%	0.53%	0.58%	0.60%	0.62%
Net investment income	3.40	%(5)	3.45%	3.70%	4.32%	4.20%	4.61%
Portfolio Turnover	11	%(3)	8%	2%	8%	14%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

57	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Financial Highlights — continued

	Oregon Fund — Class A
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$8.990		$8.630	$8.760	$8.070	$9.570	$8.630

Income (Loss) From Operations
Net investment income(1)	$0.155		$0.320	$0.331	$0.383	$0.380	$0.414
Net realized and unrealized gain (loss)	(0.381)		0.357	(0.133)	0.684	(1.504)	0.939

Total income (loss) from operations	$(0.226)		$0.677	$0.198	$1.067	$(1.124)	$1.353

Less Distributions
From net investment income	$(0.154)		$(0.317)	$(0.328)	$(0.377)	$(0.376)	$(0.413)

Total distributions	$(0.154)		$(0.317)	$(0.328)	$(0.377)	$(0.376)	$(0.413)

Net asset value — End of period	$8.610		$8.990	$8.630	$8.760	$8.070	$9.570

Total Return(2)	(2.52	)%(3)	7.98%	2.28%	13.48%	(12.19)%	15.95%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$84,468		$89,845	$87,948	$91,306	$89,102	$115,323
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.70	%(5)	0.70%	0.70%	0.73%	0.73%	0.74%
Interest and fee expense(6)	0.08	%(5)	0.05%	0.04%	0.08%	0.08%	0.10%
Total expenses(4)	0.78	%(5)	0.75%	0.74%	0.81%	0.81%	0.84%
Net investment income	3.59	%(5)	3.63%	3.79%	4.54%	4.05%	4.50%
Portfolio Turnover	3	%(3)	8%	4%	16%	40%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

58	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Financial Highlights — continued

	Oregon Fund — Class B
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.830		$9.440	$9.580	$8.830	$10.460	$9.440

Income (Loss) From Operations
Net investment income(1)	$0.134		$0.279	$0.291	$0.353	$0.338	$0.380
Net realized and unrealized gain (loss)	(0.411)		0.386	(0.144)	0.741	(1.634)	1.016

Total income (loss) from operations	$(0.277)		$0.665	$0.147	$1.094	$(1.296)	$1.396

Less Distributions
From net investment income	$(0.133)		$(0.275)	$(0.287)	$(0.344)	$(0.334)	$(0.376)

Total distributions	$(0.133)		$(0.275)	$(0.287)	$(0.344)	$(0.334)	$(0.376)

Net asset value — End of period	$9.420		$9.830	$9.440	$9.580	$8.830	$10.460

Total Return(2)	(2.82	)%(3)	7.14%	1.54%	12.59%	(12.75)%	15.00%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$649		$985	$1,607	$2,445	$3,186	$5,927
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.45	%(5)	1.45%	1.46%	1.48%	1.48%	1.49%
Interest and fee expense(6)	0.08	%(5)	0.05%	0.04%	0.08%	0.08%	0.10%
Total expenses(4)	1.53	%(5)	1.50%	1.50%	1.56%	1.56%	1.59%
Net investment income	2.83	%(5)	2.90%	3.04%	3.84%	3.29%	3.78%
Portfolio Turnover	3	%(3)	8%	4%	16%	40%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

59	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Financial Highlights — continued

	Oregon Fund — Class C
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.840		$9.450	$9.590	$8.840	$10.470	$9.450

Income (Loss) From Operations
Net investment income(1)	$0.134		$0.278	$0.291	$0.354	$0.339	$0.376
Net realized and unrealized gain (loss)	(0.411)		0.387	(0.143)	0.740	(1.634)	1.020

Total income (loss) from operations	$(0.277)		$0.665	$0.148	$1.094	$(1.295)	$1.396

Less Distributions
From net investment income	$(0.133)		$(0.275)	$(0.288)	$(0.344)	$(0.335)	$(0.376)

Total distributions	$(0.133)		$(0.275)	$(0.288)	$(0.344)	$(0.335)	$(0.376)

Net asset value — End of period	$9.430		$9.840	$9.450	$9.590	$8.840	$10.470

Total Return(2)	(2.82	)%(3)	7.13%	1.54%	12.58%	(12.74)%	14.99%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,430		$14,817	$13,815	$13,558	$17,275	$23,894
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.45	%(5)	1.45%	1.45%	1.48%	1.48%	1.48%
Interest and fee expense(6)	0.08	%(5)	0.05%	0.04%	0.08%	0.08%	0.10%
Total expenses(4)	1.53	%(5)	1.50%	1.49%	1.56%	1.56%	1.58%
Net investment income	2.84	%(5)	2.88%	3.04%	3.84%	3.30%	3.72%
Portfolio Turnover	3	%(3)	8%	4%	16%	40%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

60	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Financial Highlights — continued

	Oregon Fund — Class I
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$8.980		$8.620	$8.750	$8.070	$9.560	$8.620

Income (Loss) From Operations
Net investment income(1)	$0.163		$0.336	$0.347	$0.401	$0.397	$0.419
Net realized and unrealized gain (loss)	(0.381)		0.358	(0.131)	0.673	(1.493)	0.951

Total income (loss) from operations	$(0.218)		$0.694	$0.216	$1.074	$(1.096)	$1.370

Less Distributions
From net investment income	$(0.162)		$(0.334)	$(0.346)	$(0.394)	$(0.394)	$(0.430)

Total distributions	$(0.162)		$(0.334)	$(0.346)	$(0.394)	$(0.394)	$(0.430)

Net asset value — End of period	$8.600		$8.980	$8.620	$8.750	$8.070	$9.560

Total Return(2)	(2.42	)%(3)	8.20%	2.48%	13.58%	(11.92)%	16.19%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,729		$16,426	$13,867	$9,114	$13,092	$26,776
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.50	%(5)	0.50%	0.50%	0.53%	0.53%	0.53%
Interest and fee expense(6)	0.08	%(5)	0.05%	0.04%	0.08%	0.08%	0.10%
Total expenses(4)	0.58	%(5)	0.55%	0.54%	0.61%	0.61%	0.63%
Net investment income	3.78	%(5)	3.81%	3.97%	4.76%	4.21%	4.48%
Portfolio Turnover	3	%(3)	8%	4%	16%	40%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

61	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Financial Highlights — continued

	South Carolina Fund — Class A
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.610		$9.190	$9.290	$8.500	$9.690	$8.930

Income (Loss) From Operations
Net investment income(1)	$0.145		$0.319	$0.337	$0.382	$0.382	$0.401
Net realized and unrealized gain (loss)	(0.421)		0.418	(0.103)	0.785	(1.193)	0.758

Total income (loss) from operations	$(0.276)		$0.737	$0.234	$1.167	$(0.811)	$1.159

Less Distributions
From net investment income	$(0.144)		$(0.317)	$(0.334)	$(0.377)	$(0.379)	$(0.399)

Total distributions	$(0.144)		$(0.317)	$(0.334)	$(0.377)	$(0.379)	$(0.399)

Net asset value — End of period	$9.190		$9.610	$9.190	$9.290	$8.500	$9.690

Total Return(2)	(2.88	)%(3)	8.14%	2.52%	13.96%	(8.73)%	13.21%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$66,377		$72,052	$72,162	$76,958	$76,573	$93,466
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.69	%(5)	0.69%	0.70%	0.72%	0.72%	0.74%
Interest and fee expense(6)	0.09	%(5)	0.04%	0.01%	0.06%	0.07%	0.07%
Total expenses(4)	0.78	%(5)	0.73%	0.71%	0.78%	0.79%	0.81%
Net investment income	3.14	%(5)	3.38%	3.61%	4.26%	3.98%	4.28%
Portfolio Turnover	9	%(3)	6%	5%	10%	44%	30%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

62	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Financial Highlights — continued

	South Carolina Fund — Class B
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$10.190		$9.750	$9.850	$9.020	$10.270	$9.470

Income (Loss) From Operations
Net investment income(1)	$0.117		$0.267	$0.283	$0.340	$0.329	$0.354
Net realized and unrealized gain (loss)	(0.441)		0.434	(0.103)	0.818	(1.253)	0.795

Total income (loss) from operations	$(0.324)		$0.701	$0.180	$1.158	$(0.924)	$1.149

Less Distributions
From net investment income	$(0.116)		$(0.261)	$(0.280)	$(0.328)	$(0.326)	$(0.349)

Total distributions	$(0.116)		$(0.261)	$(0.280)	$(0.328)	$(0.326)	$(0.349)

Net asset value — End of period	$9.750		$10.190	$9.750	$9.850	$9.020	$10.270

Total Return(2)	(3.19	)%(3)	7.27%	1.82%	13.02%	(9.30)%	12.30%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$391		$460	$937	$1,477	$2,797	$3,909
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.44	%(5)	1.44%	1.46%	1.48%	1.47%	1.49%
Interest and fee expense(6)	0.09	%(5)	0.04%	0.01%	0.06%	0.07%	0.07%
Total expenses(4)	1.53	%(5)	1.48%	1.47%	1.54%	1.54%	1.56%
Net investment income	2.38	%(5)	2.68%	2.86%	3.60%	3.23%	3.56%
Portfolio Turnover	9	%(3)	6%	5%	10%	44%	30%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

63	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Financial Highlights — continued

	South Carolina Fund — Class C
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$10.190		$9.750	$9.860	$9.020	$10.280	$9.470

Income (Loss) From Operations
Net investment income(1)	$0.117		$0.262	$0.283	$0.333	$0.329	$0.350
Net realized and unrealized gain (loss)	(0.441)		0.439	(0.113)	0.835	(1.263)	0.809

Total income (loss) from operations	$(0.324)		$0.701	$0.170	$1.168	$(0.934)	$1.159

Less Distributions
From net investment income	$(0.116)		$(0.261)	$(0.280)	$(0.328)	$(0.326)	$(0.349)

Total distributions	$(0.116)		$(0.261)	$(0.280)	$(0.328)	$(0.326)	$(0.349)

Net asset value — End of period	$9.750		$10.190	$9.750	$9.860	$9.020	$10.280

Total Return(2)	(3.19	)%(3)	7.27%	1.72%	13.13%	(9.39)%	12.41%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,272		$28,739	$25,178	$25,939	$25,971	$29,876
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.44	%(5)	1.44%	1.45%	1.47%	1.47%	1.48%
Interest and fee expense(6)	0.09	%(5)	0.04%	0.01%	0.06%	0.07%	0.07%
Total expenses(4)	1.53	%(5)	1.48%	1.46%	1.53%	1.54%	1.55%
Net investment income	2.38	%(5)	2.62%	2.86%	3.51%	3.23%	3.51%
Portfolio Turnover	9	%(3)	6%	5%	10%	44%	30%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

64	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Financial Highlights — continued

	South Carolina Fund — Class I
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.620		$9.200	$9.300	$8.510	$9.700	$8.930

Income (Loss) From Operations
Net investment income(1)	$0.154		$0.332	$0.355	$0.402	$0.402	$0.422
Net realized and unrealized gain (loss)	(0.421)		0.424	(0.102)	0.783	(1.193)	0.766

Total income (loss) from operations	$(0.267)		$0.756	$0.253	$1.185	$(0.791)	$1.188

Less Distributions
From net investment income	$(0.153)		$(0.336)	$(0.353)	$(0.395)	$(0.399)	$(0.418)

Total distributions	$(0.153)		$(0.336)	$(0.353)	$(0.395)	$(0.399)	$(0.418)

Net asset value — End of period	$9.200		$9.620	$9.200	$9.300	$8.510	$9.700

Total Return(2)	(2.78	)%(3)	8.35%	2.73%	14.17%	(8.53)%	13.55%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33,792		$37,265	$18,690	$18,404	$22,726	$26,081
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.49	%(5)	0.49%	0.50%	0.52%	0.52%	0.54%
Interest and fee expense(6)	0.09	%(5)	0.04%	0.01%	0.06%	0.07%	0.07%
Total expenses(4)	0.58	%(5)	0.53%	0.51%	0.58%	0.59%	0.61%
Net investment income	3.33	%(5)	3.51%	3.81%	4.49%	4.19%	4.49%
Portfolio Turnover	9	%(3)	6%	5%	10%	44%	30%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

65	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Financial Highlights — continued

	Virginia Fund — Class A
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$8.240		$7.970	$8.140	$7.790	$8.460	$8.060

Income (Loss) From Operations
Net investment income(1)	$0.143		$0.301	$0.313	$0.320	$0.334	$0.354
Net realized and unrealized gain (loss)	(0.288)		0.268	(0.177)	0.350	(0.675)	0.397

Total income (loss) from operations	$(0.145)		$0.569	$0.136	$0.670	$(0.341)	$0.751

Less Distributions
From net investment income	$(0.145)		$(0.299)	$(0.306)	$(0.320)	$(0.329)	$(0.351)

Total distributions	$(0.145)		$(0.299)	$(0.306)	$(0.320)	$(0.329)	$(0.351)

Net asset value — End of period	$7.950		$8.240	$7.970	$8.140	$7.790	$8.460

Total Return(2)	(1.75	)%(3)	7.26%	1.68%	8.73%	(4.25)%	9.48%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$56,749		$59,460	$58,637	$64,124	$65,762	$80,350
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.71	%(5)	0.71%	0.73%	0.72%	0.73%	0.76%
Interest and fee expense(6)	0.06	%(5)	0.05%	0.03%	0.03%	0.04%	0.04%
Total expenses(4)	0.77	%(5)	0.76%	0.76%	0.75%	0.77%	0.80%
Net investment income	3.58	%(5)	3.71%	3.87%	3.98%	3.97%	4.27%
Portfolio Turnover	4	%(3)	13%	6%	5%	9%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

66	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Financial Highlights — continued

	Virginia Fund — Class B
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.120		$8.830	$9.010	$8.620	$9.360	$8.920

Income (Loss) From Operations
Net investment income(1)	$0.125		$0.268	$0.280	$0.290	$0.300	$0.324
Net realized and unrealized gain (loss)	(0.317)		0.286	(0.190)	0.388	(0.746)	0.435

Total income (loss) from operations	$(0.192)		$0.554	$0.090	$0.678	$(0.446)	$0.759

Less Distributions
From net investment income	$(0.128)		$(0.264)	$(0.270)	$(0.288)	$(0.294)	$(0.319)

Total distributions	$(0.128)		$(0.264)	$(0.270)	$(0.288)	$(0.294)	$(0.319)

Net asset value — End of period	$8.800		$9.120	$8.830	$9.010	$8.620	$9.360

Total Return(2)	(2.10	)%(3)	6.36%	1.01%	7.96%	(4.95)%	8.63%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$234		$349	$524	$1,093	$1,626	$2,817
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.46	%(5)	1.46%	1.48%	1.48%	1.48%	1.51%
Interest and fee expense(6)	0.06	%(5)	0.05%	0.03%	0.03%	0.04%	0.04%
Total expenses(4)	1.52	%(5)	1.51%	1.51%	1.51%	1.52%	1.55%
Net investment income	2.85	%(5)	2.99%	3.13%	3.26%	3.22%	3.53%
Portfolio Turnover	4	%(3)	13%	6%	5%	9%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

67	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Financial Highlights — continued

	Virginia Fund — Class C
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.130		$8.830	$9.010	$8.620	$9.370	$8.930

Income (Loss) From Operations
Net investment income(1)	$0.125		$0.267	$0.280	$0.288	$0.299	$0.324
Net realized and unrealized gain (loss)	(0.327)		0.297	(0.189)	0.390	(0.755)	0.435

Total income (loss) from operations	$(0.202)		$0.564	$0.091	$0.678	$(0.456)	$0.759

Less Distributions
From net investment income	$(0.128)		$(0.264)	$(0.271)	$(0.288)	$(0.294)	$(0.319)

Total distributions	$(0.128)		$(0.264)	$(0.271)	$(0.288)	$(0.294)	$(0.319)

Net asset value — End of period	$8.800		$9.130	$8.830	$9.010	$8.620	$9.370

Total Return(2)	(2.21	)%(3)	6.47%	1.01%	7.96%	(5.05)%	8.63%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,397		$6,044	$6,424	$7,475	$8,059	$9,179
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.46	%(5)	1.46%	1.48%	1.47%	1.48%	1.51%
Interest and fee expense(6)	0.06	%(5)	0.05%	0.03%	0.03%	0.04%	0.04%
Total expenses(4)	1.52	%(5)	1.51%	1.51%	1.50%	1.52%	1.55%
Net investment income	2.83	%(5)	2.97%	3.12%	3.24%	3.21%	3.52%
Portfolio Turnover	4	%(3)	13%	6%	5%	9%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

68	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Financial Highlights — continued

	Virginia Fund — Class I
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$8.260		$7.990	$8.160	$7.810	$8.480	$8.080

Income (Loss) From Operations
Net investment income(1)	$0.151		$0.318	$0.330	$0.337	$0.351	$0.371
Net realized and unrealized gain (loss)	(0.287)		0.268	(0.177)	0.350	(0.675)	0.397

Total income (loss) from operations	$(0.136)		$0.586	$0.153	$0.687	$(0.324)	$0.768

Less Distributions
From net investment income	$(0.154)		$(0.316)	$(0.323)	$(0.337)	$(0.346)	$(0.368)

Total distributions	$(0.154)		$(0.316)	$(0.323)	$(0.337)	$(0.346)	$(0.368)

Net asset value — End of period	$7.970		$8.260	$7.990	$8.160	$7.810	$8.480

Total Return(2)	(1.65	)%(3)	7.47%	1.89%	8.93%	(4.03)%	9.68%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,920		$15,928	$14,672	$14,640	$16,539	$19,635
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.51	%(5)	0.51%	0.53%	0.52%	0.53%	0.55%
Interest and fee expense(6)	0.06	%(5)	0.05%	0.03%	0.03%	0.04%	0.04%
Total expenses(4)	0.57	%(5)	0.56%	0.56%	0.55%	0.57%	0.59%
Net investment income	3.78	%(5)	3.90%	4.07%	4.18%	4.17%	4.46%
Portfolio Turnover	4	%(3)	13%	6%	5%	9%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

69	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, seven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Georgia Municipal Income Fund (Georgia Fund), Eaton Vance Maryland Municipal Income Fund (Maryland Fund), Eaton Vance Missouri Municipal Income Fund (Missouri Fund), Eaton Vance North Carolina Municipal Income Fund (North Carolina Fund), Eaton Vance Oregon Municipal Income Fund (Oregon Fund), Eaton Vance South Carolina Municipal Income Fund (South Carolina Fund) and Eaton Vance Virginia Municipal Income Fund (Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of February 28, 2017, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

70

Eaton Vance

Municipal Income Funds

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at February 28, 2017. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At February 28, 2017, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Maryland Fund	Missouri Fund	North Carolina Fund

Floating Rate Notes Outstanding	$1,500,000	$850,000	$8,670,000
Interest Rate or Range of Interest Rates (%)	0.71	0.67	0.67 - 0.70
Collateral for Floating Rate Notes Outstanding	$2,092,060	$1,335,652	$12,288,769

	Oregon Fund	South Carolina Fund	Virginia Fund

Floating Rate Notes Outstanding	$6,555,000	$8,725,000	$3,330,000
Interest Rate or Range of Interest Rates (%)	0.69	0.74	0.67
Collateral for Floating Rate Notes Outstanding	$9,453,271	$12,434,146	$5,740,545

71

Eaton Vance

Municipal Income Funds

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

For the six months ended February 28, 2017, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	Maryland Fund	Missouri Fund	North Carolina Fund

Average Floating Rate Notes Outstanding	$1,500,000	$850,000	$8,670,000
Average Interest Rate	1.40%	1.37%	1.36%

	Oregon Fund	South Carolina Fund	Virginia Fund

Average Floating Rate Notes Outstanding	$6,555,000	$8,725,000	$3,330,000
Average Interest Rate	1.38%	1.35%	1.33%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of February 28, 2017.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds was July 21, 2015 while for other covered funds the compliance date is July 21, 2017, as announced on July 7, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts were restructured to comply with the Volcker Rule and all residual interest bonds held by the Funds at February 28, 2017 are Volcker Rule compliant. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of income.

Legal and restructuring fees incurred in connection with the restructuring of residual interest bond trusts were recorded as interest expense.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Interim Financial Statements — The interim financial statements relating to February 28, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

72

Eaton Vance

Municipal Income Funds

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At August 31, 2016, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

August 31, 2017	$980,989	$34,823	$2,259,438	$—
August 31, 2018	2,812,349	2,032,881	3,282,262	3,573,563
August 31, 2019	3,087,553	1,823,894	1,434,581	1,655,671

Total capital loss carryforwards	$6,880,891	$3,891,598	$6,976,281	$5,229,234

Deferred capital losses:
Short-term	$1,990,050	$928,906	$1,312,451	$2,906,059
Long-term	$1,598,235	$2,649,695	$710,134	$2,464,642

Expiration Date	Oregon Fund	South Carolina Fund	Virginia Fund

August 31, 2017	$1,066,237	$3,019,420	$3,212,881
August 31, 2018	9,061,392	10,869,967	464,954
August 31, 2019	809,441	527,346	10,782,176

Total capital loss carryforwards	$10,937,070	$14,416,733	$14,460,011

Deferred capital losses:
Short-term	$5,123,144	$6,546,494	$2,874,676
Long-term	$7,366,925	$973,441	$3,560,957

73

Eaton Vance

Municipal Income Funds

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of each Fund at February 28, 2017, as determined on a federal income tax basis, were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Aggregate cost	$70,033,597	$60,560,325	$64,996,075	$116,028,371

Gross unrealized appreciation	$4,138,202	$3,088,421	$4,902,905	$6,871,348
Gross unrealized depreciation	(591,345)	(388,353)	(408,025)	(527,559)

Net unrealized appreciation	$3,546,857	$2,700,068	$4,494,880	$6,343,789

	Oregon Fund	South Carolina Fund	Virginia Fund

Aggregate cost	$108,001,812	$119,839,649	$71,273,796

Gross unrealized appreciation	$8,424,578	$7,439,533	$6,777,210
Gross unrealized depreciation	(875,409)	(945,683)	(1,130,455)

Net unrealized appreciation	$7,549,169	$6,493,850	$5,646,755

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

For the six months ended February 28, 2017, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Investment Adviser Fee	$113,112	$91,061	$113,135	$228,347
Effective Annual Rate	0.30%	0.29%	0.31%	0.35%

	Oregon Fund	South Carolina Fund	Virginia Fund

Investment Adviser Fee	$210,274	$232,529	$127,533
Effective Annual Rate	0.36%	0.35%	0.32%

74

Eaton Vance

Municipal Income Funds

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended February 28, 2017 were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

EVM’s Sub-Transfer Agent Fees	$1,221	$1,850	$1,503	$2,259
EVD’s Class A Sales Charges	$2,190	$6,124	$5,403	$7,350

	Oregon Fund	South Carolina Fund	Virginia Fund

EVM’s Sub-Transfer Agent Fees	$2,049	$1,948	$2,560
EVD’s Class A Sales Charges	$10,259	$9,488	$3,242

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2017 for Class A shares amounted to the following:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class A Distribution and Service Fees	$39,941	$40,108	$58,304	$78,683

	Oregon Fund	South Carolina Fund	Virginia Fund

Class A Distribution and Service Fees	$85,570	$68,470	$57,002

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended February 28, 2017, the Funds paid or accrued to EVD the following distribution fees:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class B Distribution Fees	$1,231	$1,271	$1,211	$1,233
Class C Distribution Fees	$25,867	$58,820	$35,076	$74,399

75

Eaton Vance

Municipal Income Funds

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

	Oregon Fund	South Carolina Fund	Virginia Fund

Class B Distribution Fees	$3,157	$1,509	$1,002
Class C Distribution Fees	$52,926	$105,766	$20,729

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2017 amounted to the following:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class B Service Fees	$328	$339	$323	$329
Class C Service Fees	$6,898	$15,685	$9,354	$19,840

	Oregon Fund	South Carolina Fund	Virginia Fund

Class B Service Fees	$842	$403	$267
Class C Service Fees	$14,114	$28,204	$5,528

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended February 28, 2017, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class A	$—	$—	$—	$300
Class B	$—	$—	$—	$100
Class C	$200	$200	$—	$200

	Oregon Fund	South Carolina Fund	Virginia Fund

Class A	$—	$—	$—
Class B	$—	$100	$—
Class C	$100	$2,000	$100

76

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Municipal Income Funds

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended February 28, 2017 were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Purchases	$7,050,667	$4,412,568	$1,720,920	$14,546,061
Sales	$2,660,000	$2,385,000	$2,887,500	$21,288,836

	Oregon Fund	South Carolina Fund	Virginia Fund

Purchases	$4,509,732	$12,991,571	$3,235,180
Sales	$3,554,995	$13,962,830	$3,866,560

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Georgia Fund
	Six Months Ended February 28, 2017 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	285,276	—	54,189	713,386
Issued to shareholders electing to receive payments of distributions in Fund shares	58,634	325	6,897	22,179
Redemptions	(300,205)	(4,383)	(24,341)	(405,577)
Exchange from Class B shares	3,019	—	—	—
Exchange to Class A shares	—	(2,825)	—	—

Net increase (decrease)	46,724	(6,883)	36,745	329,988

	Year Ended August 31, 2016
	Class A	Class B	Class C	Class I

Sales	320,530	—	225,590	906,722
Issued to shareholders electing to receive payments of distributions in Fund shares	120,707	988	13,348	26,873
Redemptions	(499,520)	(11,615)	(150,555)	(308,786)
Exchange from Class B shares	10,614	—	—	—
Exchange to Class A shares	—	(9,936)	—	—

Net increase (decrease)	(47,669)	(20,563)	88,383	624,809

77

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Municipal Income Funds

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

Maryland Fund
	Six Months Ended February 28, 2017 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	245,379	14	35,544	375,453
Issued to shareholders electing to receive payments of distributions in Fund shares	52,317	385	13,613	6,828
Redemptions	(409,402)	(16,083)	(107,639)	(198,134)
Exchange from Class B shares	4,685	—	—	—
Exchange to Class A shares	—	(4,298)	—	—

Net increase (decrease)	(107,021)	(19,982)	(58,482)	184,147

	Year Ended August 31, 2016
	Class A	Class B	Class C	Class I

Sales	261,717	59	310,336	255,209
Issued to shareholders electing to receive payments of distributions in Fund shares	122,816	1,547	29,848	8,098
Redemptions	(496,771)	(10,988)	(193,599)	(231,096)
Exchange from Class B shares	15,160	—	—	—
Exchange to Class A shares	—	(13,903)	—	—

Net increase (decrease)	(97,078)	(23,285)	146,585	32,211

Missouri Fund
	Six Months Ended February 28, 2017 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	186,401	17	87,322	144,545
Issued to shareholders electing to receive payments of distributions in Fund shares	101,039	372	10,537	6,999
Redemptions	(432,937)	(390)	(66,388)	(95,524)
Exchange from Class B shares	2,994	—	—	—
Exchange to Class A shares	—	(2,709)	—	—

Net increase (decrease)	(142,503)	(2,710)	31,471	56,020

	Year Ended August 31, 2016
	Class A	Class B	Class C	Class I

Sales	318,236	103	295,071	178,380
Issued to shareholders electing to receive payments of distributions in Fund shares	208,148	1,413	15,855	9,655
Redemptions	(881,460)	(8,332)	(51,207)	(18,668)
Exchange from Class B shares	40,029	—	—	—
Exchange to Class A shares	—	(36,224)	—	—

Net increase (decrease)	(315,047)	(43,040)	259,719	169,367

78

Eaton Vance

Municipal Income Funds

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

North Carolina Fund
	Six Months Ended February 28, 2017 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	511,128	—	145,317	1,264,968
Issued to shareholders electing to receive payments of distributions in Fund shares	125,674	389	20,972	32,358
Redemptions	(1,014,930)	(2,775)	(273,338)	(1,331,866)
Exchange from Class B shares	4,393	—	—	—
Exchange to Class A shares	—	(4,082)	—	—

Net decrease	(373,735)	(6,468)	(107,049)	(34,540)

	Year Ended August 31, 2016
	Class A	Class B	Class C	Class I

Sales	910,925	2,171	531,464	1,815,348
Issued to shareholders electing to receive payments of distributions in Fund shares	258,873	1,096	39,134	49,377
Redemptions	(907,710)	(10,349)	(254,489)	(632,590)
Exchange from Class B shares	16,169	—	—	—
Exchange to Class A shares	—	(15,035)	—	—

Net increase (decrease)	278,257	(22,117)	316,109	1,232,135

Oregon Fund
	Six Months Ended February 28, 2017 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	445,385	2,720	79,798	747,062
Issued to shareholders electing to receive payments of distributions in Fund shares	165,071	1,187	19,106	23,126
Redemptions	(816,296)	(17,810)	(180,150)	(422,318)
Exchange from Class B shares	18,988	—	—	—
Exchange to Class A shares	—	(17,355)	—	—

Net increase (decrease)	(186,852)	(31,258)	(81,246)	347,870

	Year Ended August 31, 2016
	Class A	Class B	Class C	Class I

Sales	1,218,234	52	256,817	1,055,672
Issued to shareholders electing to receive payments of distributions in Fund shares	344,287	3,707	39,661	29,666
Redemptions	(1,778,611)	(50,468)	(252,242)	(863,565)
Exchange from Class B shares	25,472	—	—	—
Exchange to Class A shares	—	(23,291)	—	—

Net increase (decrease)	(190,618)	(70,000)	44,236	221,773

79

Eaton Vance

Municipal Income Funds

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

South Carolina Fund
	Six Months Ended February 28, 2017 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	380,050	—	264,267	743,902
Issued to shareholders electing to receive payments of distributions in Fund shares	105,583	463	28,594	25,061
Redemptions	(768,858)	(887)	(213,297)	(971,412)
Exchange from Class B shares	4,861	—	—	—
Exchange to Class A shares	—	(4,583)	—	—

Net increase (decrease)	(278,364)	(5,007)	79,564	(202,449)

	Year Ended August 31, 2016
	Class A	Class B	Class C	Class I

Sales	842,613	1	473,220	2,422,150
Issued to shareholders electing to receive payments of distributions in Fund shares	229,096	2,002	60,567	36,917
Redemptions	(1,473,354)	(5,770)	(296,373)	(615,971)
Exchange from Class B shares	50,163	—	—	—
Exchange to Class A shares	—	(47,295)	—	—

Net increase (decrease)	(351,482)	(51,062)	237,414	1,843,096

Virginia Fund
	Six Months Ended February 28, 2017 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	214,248	—	34,089	479,178
Issued to shareholders electing to receive payments of distributions in Fund shares	107,509	412	7,108	16,619
Redemptions	(401,199)	(9,394)	(90,367)	(300,732)
Exchange from Class B shares	2,947	—	—	—
Exchange to Class A shares	—	(2,662)	—	—

Net increase (decrease)	(76,495)	(11,644)	(49,170)	195,065

	Year Ended August 31, 2016
	Class A	Class B	Class C	Class I

Sales	421,250	2,457	122,836	365,347
Issued to shareholders electing to receive payments of distributions in Fund shares	218,082	1,301	15,524	25,146
Redemptions	(799,064)	(6,162)	(203,699)	(298,152)
Exchange from Class B shares	20,746	—	—	—
Exchange to Class A shares	—	(18,734)	—	—

Net increase (decrease)	(138,986)	(21,138)	(65,339)	92,341

80

Eaton Vance

Municipal Income Funds

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended February 28, 2017.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at February 28, 2017 is included in the Portfolios of Investments. At February 28, 2017, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at February 28, 2017 were as follows:

	Georgia Fund		Maryland Fund		Missouri Fund		Oregon Fund

Asset Derivative:
Futures Contracts	$4,425	(1)	$7,375	(1)	$1,770	(1)	$5,900	(1)

Total	$4,425		$7,375		$1,770		$5,900

Liability Derivative:
Futures Contracts	$—		$—		$(10,250	)(1)	$—

Total	$—		$—		$(10,250)		$—

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Payable for variation margin.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended February 28, 2017 was as follows:

	Georgia Fund		Maryland Fund		Missouri Fund		Oregon Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$245,857	(1)	$409,498	(1)	$267,302	(1)	$327,599	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(4,757	)(2)	$(7,929	)(2)	$(21,614	)(2)	$(6,343	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

81

Eaton Vance

Municipal Income Funds

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts (short) outstanding during the six months ended February 28, 2017, which is indicative of the volume of this derivative type, was approximately as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	Oregon Fund
Futures Contracts — Short	$2,403,000	$4,004,000	$4,659,000	$3,203,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2017, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Georgia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$73,580,454	$—	$73,580,454

Total Investments	$—	$73,580,454	$—	$73,580,454

Futures Contracts	$4,425	$—	$—	$4,425

Total	$4,425	$73,580,454	$—	$73,584,879

Maryland Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$64,760,393	$—	$64,760,393

Total Investments	$—	$64,760,393	$—	$64,760,393

Futures Contracts	$7,375	$—	$—	$7,375

Total	$7,375	$64,760,393	$—	$64,767,768

82

Eaton Vance

Municipal Income Funds

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

Missouri Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$70,340,955	$—	$70,340,955

Total Investments	$—	$70,340,955	$—	$70,340,955

Futures Contracts	$1,770	$—	$—	$1,770

Total	$1,770	$70,340,955	$—	$70,342,725

Liability Description

Futures Contracts	$(10,250)	$—	$—	$(10,250)

Total	$(10,250)	$—	$—	$(10,250)

North Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$131,042,160	$—	$131,042,160

Total Investments	$—	$131,042,160	$—	$131,042,160

Oregon Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$122,105,981	$—	$122,105,981

Total Investments	$—	$122,105,981	$—	$122,105,981

Futures Contracts	$5,900	$—	$—	$5,900

Total	$5,900	$122,105,981	$—	$122,111,881

South Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$135,058,499	$—	$135,058,499

Total Investments	$—	$135,058,499	$—	$135,058,499

Virginia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$80,250,551	$—	$80,250,551

Total Investments	$—	$80,250,551	$—	$80,250,551

The Funds held no investments or other financial instruments as of August 31, 2016 whose fair value was determined using Level 3 inputs. At February 28, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

83

Eaton Vance

Municipal Income Funds

February 28, 2017

Officers and Trustees

Officers of Eaton Vance Municipals Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

84

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

85

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7712    2.28.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 27, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 27, 2017